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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     (No. 333-33978)                                                 [   ]

     Pre- Effective Amendment No.                                    [   ]
                                  ----

     Post-Effective Amendment No.   3                                [ X ]
                                  ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940  (No. 811-9885)                                         [   ]

     Amendment No.   4                                               [ X ]
                   -----

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
Address of Principal Executive Offices      (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                --------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ] on December 31, 2000 pursuant to paragraph (b) of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [X] on September 30, 2001, pursuant to paragraph (a)(1) of Rule 485
        [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS

                              SEPTEMBER 30, 2001


                              Janus Adviser Growth Fund
                              Janus Adviser Aggressive Growth Fund
                              Janus Adviser Capital Appreciation Fund

                              Janus Adviser Core Equity Fund (formerly Janus Adviser Equity Income Fund)

                              Janus Adviser Balanced Fund


                              Janus Adviser Growth and Income Fund
                              Janus Adviser Strategic Value Fund
                              Janus Adviser International Fund
                              Janus Adviser Worldwide Fund

                              Janus Adviser Global Value Fund

                              Janus Adviser Flexible Income Fund
                              Janus Adviser Money Market Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                This prospectus describes twelve portfolios (each, a "Fund" and collectively, "the Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives, including growth of capital, current income and a combination of growth and income.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Equity Funds.............................................
2
                   Flexible Income Fund.....................................
13
                   Money Market Fund........................................
15
                   Fees and expenses........................................
17
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Funds.............................................
19
                   Flexible Income Fund.....................................
23
                   General portfolio policies of the Funds other than Money
                   Market Fund..............................................
24
                   Risks for Equity Funds...................................
27
                   Risks for Flexible Income Fund...........................
28
                   Risks common to all Non-Money Market Funds...............
28
                   Money Market Fund........................................
30
                MANAGEMENT OF THE FUNDS
                   Investment adviser.......................................
33
                   Management expenses......................................
34
                   Portfolio Managers.......................................
36
                OTHER INFORMATION...........................................
39
                DISTRIBUTIONS AND TAXES
                   Distributions............................................
40
                   Funds other than Money Market Fund.......................
40
                   Money Market Fund........................................
40
                   Taxes....................................................
41
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares...................................
42
                   Purchases................................................
42
                   Exchanges................................................
43
                   Redemptions..............................................
43
                   Excessive trading........................................
43
                   Shareholder communications...............................
43
                FINANCIAL HIGHLIGHTS........................................
44
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................
56
                   Futures, options and other derivatives...................
58
                   Other investments, strategies and/or techniques..........
58
                EXPLANATION OF RATING CATEGORIES............................
60



                                                            Table of contents  1

Risk return summary

EQUITY FUNDS


          The Equity Funds are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Balanced Fund and Growth and Income Fund may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.


1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY FUNDS?

--------------------------------------------------------------------------------

          DOMESTIC EQUITY FUNDS

          - GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.


          - AGGRESSIVE GROWTH FUND, CAPITAL APPRECIATION FUND, CORE EQUITY FUND, STRATEGIC VALUE FUND AND GLOBAL VALUE FUND seek long-term growth of capital.



          - BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


          - GROWTH AND INCOME FUND seeks long-term capital growth and current income.

          GLOBAL/INTERNATIONAL EQUITY FUNDS

          - INTERNATIONAL FUND seeks long-term growth of capital.

          - WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Funds' Trustees may change these objectives without a shareholder vote and the Funds will notify you of any changes that are material. If there is a material change to a Fund's objective or policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY FUNDS?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Funds' portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with a Fund's investment policies. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of a Fund's assets may be in cash or similar investments.


          Within the parameters of its specific investment policies discussed below, each Fund may invest without limit in foreign equity and debt securities.



          Within the parameters of its specific investment policies discussed below, each Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Core Equity Fund).


          GROWTH FUND invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

          AGGRESSIVE GROWTH FUND invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

 2 Janus Adviser Series

          CAPITAL APPRECIATION FUND invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging companies.


          CORE EQUITY FUND normally invests at least 80% of its assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible bonds or debentures; and other securities with equity characteristics. The Fund may invest in companies of any size.



          BALANCED FUND normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income securities.



          GROWTH AND INCOME FUND normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

          STRATEGIC VALUE FUND invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.

          INTERNATIONAL FUND normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

          WORLDWIDE FUND invests primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.


          GLOBAL VALUE FUND invests primarily in common stocks of companies of any size located throughout the world with the potential for long term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even in a single country.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY FUNDS?


          The biggest risk is that the Funds' returns may vary, and you could lose money. The Equity Funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases and, in the case of Strategic Value Fund and Global Value Fund, if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in a Fund you may get back less money.



          The income component of BALANCED FUND AND GROWTH AND INCOME FUND portfolios includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV


                                                          Risk return summary  3
          may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.


          INTERNATIONAL FUND, WORLDWIDE FUND AND GLOBAL VALUE FUND may have significant exposure to foreign markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.



          AGGRESSIVE GROWTH FUND, CAPITAL APPRECIATION FUND, STRATEGIC VALUE FUND AND GLOBAL VALUE FUND are nondiversified. This means they may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.


          An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4 Janus Adviser Series

          The following information provides some indication of the risks of investing in the Equity Funds by showing how each Equity Fund's performance has varied over time. These Funds (except Strategic Value Fund and Global Value Fund) commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Funds") into the Funds of Janus Adviser Series. (Strategic Value Fund and Global Value Fund do not have Predecessor Funds.) The returns for the reorganized Funds reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar charts depict the change in performance from year to year during the periods indicated. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index.


          GROWTH FUND


          Annual returns for periods ended 12/31

                2.31%   29.47%   17.64%    21.74%    34.99%    43.98%   (13.10%)
                1994     1995     1996      1997      1998      1999      2000

          Best Quarter: 4th-1999  27.58%  Worst Quarter: 4th-2000  (15.43%)


          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (9.42%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




             Since Inception

           of Predecessor Fund
                                                                      1 year
5 years         (9/13/93)
                Growth Fund                                           (13.10%)
19.34%           17.68%
                S&P 500 Index*                                         (9.10%)
18.33%           17.74%

---------------------------------------------


           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                          Risk return summary  5

          AGGRESSIVE GROWTH FUND


          Annual returns for periods ended 12/31

                  16.03%   26.92%   7.19%   11.91%    33.58%  124.34%   (32.99%)
                   1994     1995    1996     1997      1998     1999      2000

          Best Quarter: 4th-1999  59.17%  Worst Quarter: 4th-2000  (32.53%)


          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (25.70%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




             Since Inception

           of Predecessor Fund
                                                                      1 year
5 years         (9/13/93)
                Aggressive Growth Fund                                (32.99%)
19.20%           21.49%
                S&P MidCap 400 Index*                                  17.50%
20.41%           18.00%

---------------------------------------------


           * The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

 6 Janus Adviser Series

          CAPITAL APPRECIATION FUND


          Annual returns for periods ended 12/31

                                                      57.37%   66.16%   (16.34%)
                                                       1998     1999      2000

          Best Quarter: 4th-1999  41.57%  Worst Quarter: 4th-2000  (15.63%)



          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (14.05%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




            Since Inception

          of Predecessor Fund

1 year          (5/1/97)
                Capital Appreciation Fund
(16.34%)         31.89%
                S&P 500 Index*
(9.10%)         16.19%

----------------------------------


           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                                          Risk return summary  7

          CORE EQUITY FUND


          Annual returns for periods ended 12/31

                                                       45.55%   40.94%   (8.31%)
                                                        1998    1999      2000

          Best Quarter: 4th-1998  28.28%  Worst Quarter: 3rd-1998  (7.28%)


          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (6.99%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




            Since Inception

          of Predecessor Fund

1 year          (5/1/97)
                Core Equity Fund*
(8.31%)          28.71%
                S&P 500 Index**
(9.10%)          16.19%

----------------------------------



           * Formerly, Equity Income Fund.


          ** The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 8 Janus Adviser Series

          BALANCED FUND

           Annual returns for periods ended 12/31

                 0.84%     24.50%   15.39%   20.99%   33.59%    26.13%   (2.17%)
                 1994       1995     1996     1997     1998      1999     2000

          Best Quarter: 4th-1998  20.12%  Worst Quarter: 3rd-1998  (5.08%)




          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (3.61%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




            Since Inception

          of Predecessor Fund
                                                                      1 year
5 years         (9/13/93)
                Balanced Fund                                         (2.17%)
18.14%           16.55%
                S&P 500 Index*                                        (9.10%)
18.33%           17.74%
                Lehman Brothers Gov't/Credit Index**                  11.85%
6.24%            6.26%

--------------------------------------------


           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

          ** Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


                                                          Risk return summary  9

          GROWTH AND INCOME FUND

          Annual returns for periods ended 12/31

                                                               73.20%   (15.40%)
                                                                1999     2000

          Best Quarter: 4th-1999  38.24%  Worst Quarter: 4th-2000  (10.97%)



          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (6.52%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




            Since Inception

          of Predecessor Fund

1 year          (5/1/98)
                Growth and Income Fund
(15.40%)         23.32%
                S&P 500 Index*
(9.10%)          8.04%

----------------------------------


          * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

 10 Janus Adviser Series

          STRATEGIC VALUE FUND


          Since Strategic Value Fund commenced operations on August 1, 2000, there is no annual performance available as of the date of this Prospectus.



          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (6.62%).


          INTERNATIONAL FUND

          Annual returns for periods ended 12/31

                         22.92%   32.76%    16.15%   16.86%   81.32%    (13.04%)
                          1995     1996      1997     1998     1999       2000

          Best Quarter: 4th-1999  58.25%  Worst Quarter: 3rd-1998  (17.67%)


          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (15.30%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




             Since Inception

           of Predecessor Fund
                                                                      1 year
5 years         (5/2/94)
                International Fund                                    (13.04%)
23.23%           20.09%
                Morgan Stanley Capital International EAFE(R)
                  Index*                                              (14.17%)
 7.13%            6.99%

---------------------------------------------


           * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East.

                                                         Risk return summary  11

          WORLDWIDE FUND


          Annual returns for periods ended 12/31

               1.20%   26.82%    28.15%   20.96%    28.25%    63.66%    (14.65%)
               1994     1995      1996     1997      1998      1999       2000

          Best Quarter: 4th-1999  42.05%  Worst Quarter: 3rd-1998  (16.16%)


          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (12.31%).



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




             Since Inception

           of Predecessor Fund
                                                                      1 year
5 years         (9/13/93)
                Worldwide Fund                                        (14.65%)
22.66%           21.73%
                Morgan Stanley Capital International World Index*     (13.18%)
12.12%           11.82%

---------------------------------------------


           * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in North America, Europe and the Asia/Pacific Region.


          GLOBAL VALUE FUND



          Since Global Value Fund commenced operations on May 1, 2001, there is no annual performance available as of the date of this Prospectus.



          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was (0.90%).


          The Equity Funds' past performance does not necessarily indicate how they will perform in the future.

 12 Janus Adviser Series

FLEXIBLE INCOME FUND


          Flexible Income Fund is designed for long-term investors who primarily seek total return.


1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME FUND?

--------------------------------------------------------------------------------


          FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.



          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME FUND?

          In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's assets may be in cash or similar investments.


          Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.


          Flexible Income Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME FUND?

          Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.


          The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV will likewise decrease. Another fundamental risk associated with the Fund is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with Flexible Income Fund.


          The Fund may invest an unlimited amount in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be more sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk return summary  13

          The following information provides some indication of the risks of investing in Flexible Income Fund by showing how the Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Funds") into the Funds of Janus Adviser Series. The following returns reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns of the Fund for the periods indicated to a broad-based securities market index.


          FLEXIBLE INCOME FUND


          Annual returns for periods ended 12/31

                    (1.25%)   23.47%   8.62%  10.77%    8.58%     0.90%    6.10%
                     1994      1995    1996    1997     1998      1999     2000

          Best Quarter: 2nd-1995  6.61%  Worst Quarter: 2nd-1999  (1.38%)


          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was 2.69%.



                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------




             Since Inception

           of Predecessor Fund
                                                                      1 year
5 years         (9/13/93)
                Flexible Income Fund                                    6.10%
 6.94%            7.64%
                Lehman Brothers Gov't/Credit Index*                    11.85%
 6.24%            6.26%

---------------------------------------------



           * Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.


          Flexible Income Fund's past performance does not necessarily indicate how it will perform in the future.

 14 Janus Adviser Series

MONEY MARKET FUND

          Money Market Fund is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET FUND?

--------------------------------------------------------------------------------


          MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET FUND?


          Money Market Fund will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Corporation ("Janus Capital"). The Fund invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET FUND?


          The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although Money Market Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.


          An investment in Money Market Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market Fund.

                                                         Risk return summary  15

          The following information provides some indication of the risks of investing in Money Market Fund by showing how the Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series (the "Predecessor Funds") into the Funds of Janus Adviser Series. The following returns reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the periods indicated.


          MONEY MARKET FUND

          Annual returns for periods ended 12/31

                                           4.24%   4.02%   4.85%   4.45%   5.75%
                                           1996    1997    1998    1999    2000

          Best Quarter: 4th-2000  1.48%  Worst Quarter: 1st-1997  0.64%



          The Fund's year-to-date return as of the calendar quarter ended June 30, 2001, was 2.15%.


          For Money Market Fund's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

          Money Market Fund's past performance does not necessarily indicate how it will perform in the future.

 16 Janus Adviser Series

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds.

          ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example on the next page shows, these costs are borne indirectly by all shareholders.

                                                         Risk return summary  17

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. It is based on gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal period ended July 31, 2001 except Global Value Fund, a newly organized fund.



          [TO BE FILED BY AMENDMENT]




Total Annual Fund               Total Annual Fund
                                                   Distribution
    Operating                       Operating
                                    Management       (12b-1)         Other
     Expenses          Total        Expenses
                                       Fee           Fees(1)       Expenses
Without Waivers(2)    Waivers    With Waivers(2)
    Growth Fund                       0.65%           0.25%            %
       %                  %             %
    Aggressive Growth Fund            0.65%           0.25%            %
       %                  %             %
    Capital Appreciation Fund         0.65%           0.25%            %
       %                  %             %
    Core Equity Fund(3)               0.65%           0.25%            %
       %                  %             %
    Balanced Fund                     0.65%           0.25%            %
       %                  %             %
    Growth and Income Fund            0.65%           0.25%            %
       %                                %
    Strategic Value Fund              0.65%           0.25%            %
       %                  %             %
    International Fund                0.65%           0.25%            %
       %                  %             %
    Worldwide Fund                    0.65%           0.25%            %
       %                  %             %
    Global Value Fund                 0.65%           0.25%        0.58%(2)
   1.48%                N/A         1.48%
    Flexible Income Fund              0.65%           0.25%            %
       %                  %             %
    Money Market Fund                 0.25%           0.25%            %
       %                  %             %


--------------------------------------------------------------------------------

   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Funds). The waivers for Strategic Value Fund and Global Value Fund which do not have Predecessor Funds, will continue until at least the next annual renewal of their advisory agreements. These waivers are first applied against the Management Fee and then against Other Expenses. Since Global Value Fund commenced operations on May 1, 2001 and has not yet completed a full fiscal year, "Other Expenses" for that Fund are estimated based on projections of expenses during the Fund's first full year of operations.



   (3) Formerly, Equity Income Fund.

--------------------------------------------------------------------------------

   EXAMPLE:

   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                               1 Year       3
Years      5 Years       10 Years

-----------------------------------------------------
    Growth Fund                                                 $            $
          $             $
    Aggressive Growth Fund                                      $            $
          $             $
    Capital Appreciation Fund                                   $            $
          $             $
    Core Equity Fund*                                           $            $
          $             $
    Balanced Fund                                               $            $
          $             $
    Growth and Income Fund                                      $            $
          $             $
    Strategic Value Fund                                        $            $
          $             $
    International Fund                                          $            $
          $             $
    Worldwide Fund                                              $            $
          $             $
    Global Value Fund                                           $151
$468           N/A           N/A
    Flexible Income Fund                                        $            $
          $             $
    Money Market Fund                                           $            $
          $             $


--------------------------------------------------------------------------------


    * Formerly, Equity Income Fund.


 18 Janus Adviser Series

                                     Investment objectives, principal investment
                                                strategies and risks

EQUITY FUNDS

          This section takes a closer look at the investment objectives of each of the Equity Funds, their principal investment strategies and certain risks of investing in the Equity Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

DOMESTIC EQUITY FUNDS

          GROWTH FUND
          Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

          AGGRESSIVE GROWTH FUND

          Aggressive Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.


          CAPITAL APPRECIATION FUND
          Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.


          CORE EQUITY FUND


          Core Equity Fund seeks long-term growth of capital. It pursues its objective by normally investing at least 80% of its assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.


          BALANCED FUND

          Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Fund normally invests at least 25% of its assets in fixed-income securities.




            Investment objectives, principal investment strategies and risks  19

          GROWTH AND INCOME FUND

          Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


          STRATEGIC VALUE FUND
          Strategic Value Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

          The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

GLOBAL/INTERNATIONAL EQUITY FUNDS

          INTERNATIONAL FUND
          International Fund seeks long-term growth of capital. Normally, the Fund pursues its objective by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

          WORLDWIDE FUND
          Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.


          GLOBAL VALUE FUND


          Global Value Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even in a single country.



          The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.


 20 Janus Adviser Series

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


The following questions and answers are designed to help you better understand the Equity Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          Consistent with its investment objective and policies, each of the Funds may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.



          In the case of Strategic Value Fund and Global Value Fund, the portfolio managers will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio managers believe are undervalued relative to their intrinsic worth and have the potential for long-term growth of capital.



          Balanced Fund and Growth and Income Fund may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Equity Funds. Income realized on the Funds' investments will be incidental to their objectives. In the case of Balanced Fund and Growth and Income Fund, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Aggressive Growth Fund. The other Equity Funds offered by this Prospectus do not emphasize companies of any particular size.


4. HOW DO BALANCED FUND AND GROWTH AND INCOME FUND DIFFER FROM EACH OTHER?



          Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Fund. Balanced Fund places a greater emphasis on the income component of


            Investment objectives, principal investment strategies and risks 21 its portfolio and invests to a greater degree in securities selected primarily for their income potential. As a result it is expected to be less volatile than Growth and Income Fund.



 5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED FUND'S AND GROWTH AND INCOME FUND'S PORTFOLIOS?


          Balanced Fund and Growth and Income Fund shift assets between the growth and income components of their portfolios based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component.


 6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED FUND'S AND GROWTH AND INCOME FUND'S PORTFOLIOS?



          The growth component of these Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.



 7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED FUND'S AND GROWTH AND INCOME FUND'S PORTFOLIOS?



          The income component of Balanced Fund's and Growth and Income Fund's portfolios will consist of securities that a portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.



 8. HOW DO STRATEGIC VALUE FUND'S AND GLOBAL VALUE FUND'S PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY BE UNDERVALUED?



          A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.



9. HOW DO INTEREST RATES AFFECT THE VALUE OF MY FIXED-INCOME INVESTMENT?


          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

 22 Janus Adviser Series

FLEXIBLE INCOME FUND

          This section takes a closer look at the investment objective of Flexible Income Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, much of the Fund's assets may be in cash or similar investments.

          Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

          The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?


          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by


            Investment objectives, principal investment strategies and risks 23 averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES OF THE FUNDS OTHER THAN MONEY MARKET FUND

          Unless otherwise stated, each of the following policies applies to all of the Funds other than Money Market Fund. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Funds' cash or similar investments may increase. In other words, the Funds do not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Fund's cash position to protect its assets or maintain liquidity. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly.

          When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS

          The Equity Funds invest primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. Balanced Fund and Growth and Income Fund also invest in domestic and foreign equity securities with varying degrees of emphasis on income. To a lesser degree, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:


          - debt securities

          - indexed/structured securities

 24 Janus Adviser Series

          - high-yield/high-risk bonds (less than 20% of Core Equity Fund's assets and less than 35% of each other Fund's assets)


          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - short sales (no more than 8% of a Fund's assets may be invested in "naked" short sales)


          - securities purchased on a when-issued, delayed delivery or forward commitment basis


          Flexible Income Fund invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, Flexible Income Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:


          - common stocks

          - mortgage- and asset-backed securities

          - zero coupon, pay-in-kind and step coupon securities

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES

          Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


          SPECIAL SITUATIONS

          Each Fund may invest in special situations. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


            Investment objectives, principal investment strategies and risks  25

          PORTFOLIO TURNOVER
          The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

 26 Janus Adviser Series

RISKS FOR EQUITY FUNDS


          Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease. A Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Funds.

1. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW DOES THE NONDIVERSIFIED STATUS OF AGGRESSIVE GROWTH FUND, CAPITAL APPRECIATION FUND, STRATEGIC VALUE FUND AND GLOBAL VALUE FUND AFFECT THEIR RISK?


          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Strategic Value Fund or Global Value Fund may suffer. In general, each portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.


            Investment objectives, principal investment strategies and risks  27

RISKS FOR FLEXIBLE INCOME FUND

          Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

RISKS COMMON TO ALL NON-MONEY MARKET FUNDS

The following questions and answers discuss risks that apply to all Funds other than Money Market Fund.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


          Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on issues other than the performance of a particular company. These issues include:


          - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and

 28 Janus Adviser Series
            practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Because Flexible Income Fund may invest a significant portion of its assets in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.



          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


3. HOW DO THE FUNDS TRY TO REDUCE RISK?

          The Funds may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.

            Investment objectives, principal investment strategies and risks  29

MONEY MARKET FUND

          This section takes a closer look at the investment objective of Money Market Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Money Market Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).


          Janus Capital has purchased money market insurance for Money Market Fund that will protect it in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Fund invests other than certain securities issued, guaranteed, or backed by the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the insurance policy does not guarantee that the Fund will maintain a value of $1.00 per share. The policy became effective on
          and will expire on             unless renewed.


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

          Money Market Fund will:

          - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

          - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

          - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

          Money Market Fund invests primarily in:

          - high quality debt obligations

          - obligations of financial institutions

          The Fund may also invest (to a lesser degree) in:

          - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

          - municipal securities

          DEBT OBLIGATIONS

          The Fund may invest in U.S. dollar denominated debt obligations. Debt obligations include:

          - commercial paper

 30 Janus Adviser Series

          - notes and bonds

          - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

          - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

          OBLIGATIONS OF FINANCIAL INSTITUTIONS

          Examples of obligations of financial institutions include:

          - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

          - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

          - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

          Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

          The following is a description of other investment techniques that Money Market Fund may use:

          PARTICIPATION INTERESTS
          A participation interest gives Money Market Fund a proportionate, undivided interest in underlying debt securities and sometimes carries a demand feature.

          DEMAND FEATURES
          Demand features give Money Market Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

          Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Fund's investments may be dependent in part on the credit quality of the banks supporting Money Market Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

            Investment objectives, principal investment strategies and risks  31

          VARIABLE AND FLOATING RATE SECURITIES
          Money Market Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

          MORTGAGE- AND ASSET-BACKED SECURITIES
          Money Market Fund may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

          Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

          REPURCHASE AGREEMENTS
          Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

          If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 32 Janus Adviser Series

                                                         Management of the Funds

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Funds and is responsible for the day-to-day management of their investment portfolios and other business affairs of the Funds.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Funds.

                                                     Management of the Funds  33

MANAGEMENT EXPENSES



          Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Fund's advisory agreement spells out the management fee and other expenses that the Funds must pay.



          Each Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate).



                                                       Average Daily
                                                        Net Assets
Annual Rate        Expense Limit
     Fund                                                 of Fund
Percentage (%)    Percentage (%)(1)
--------------------------------------------------------------------------------
----------------------------------
     Growth Fund                                      All Asset Levels
0.65               0.67
     Aggressive Growth Fund
                 0.66
     Capital Appreciation Fund
                 0.68
     Core Equity Fund(2)
                 1.25
     Balanced Fund
                 0.67
     Growth and Income Fund
                 1.02
     Strategic Value Fund
                 1.25
     International Fund
                 0.74
     Worldwide Fund
                 0.70
     Global Value Fund
                 1.25
--------------------------------------------------------------------------------
----------------------------------
     Flexible Income Fund                            First $300 Million
0.65               0.70
                                                     Over $300 Million
0.55
--------------------------------------------------------------------------------
----------------------------------
     Money Market Fund                                All Asset Levels
0.25               0.36
--------------------------------------------------------------------------------
----------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003, except Strategic Value Fund and Global Value Fund. For Strategic Value Fund and Global Value Fund, Janus Capital has agreed to limit the Funds' total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement.



(2) Formerly, Equity Income Fund.


 34 Janus Adviser Series

          For the fiscal year ended July 31, 2001, each Fund paid Janus Capital the following management fees (net of fee waivers) based on each Fund's average net assets:



                                                                     Management
Fee
                                                                     (for the
Fiscal
                                                                       Year
Ended
     Fund                                                            July 31,
2001)
--------------------------------------------------------------------------------
----
                                                                      [TO BE
FILED
     Growth Fund                                                     BY
AMENDMENT]
     Aggressive Growth Fund
     Capital Appreciation Fund
     Core Equity Fund(1)
     Balanced Fund
     Growth and Income Fund
     Strategic Value Fund
     International Fund
     Worldwide Fund
     Global Value Fund(2)
     Flexible Income Fund
     Money Market Fund
--------------------------------------------------------------------------------
--------



(1) Formerly, Equity Income Fund.



(2) For the period May 1, 2001 (inception) through July 31, 2001.



          Absent fee waivers, the management fees based on each Fund's net assets would have been 0.65% for all Funds except Money Market Fund. Absent fee waivers, the management fee based on Money Market Fund's net assets would have been 0.25%.


                                                     Management of the Funds  35

PORTFOLIO MANAGERS


LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Janus Adviser Worldwide Fund, which he has co-managed since inception. He has also co-managed Janus Aspen Worldwide Growth Portfolio and Janus Worldwide Fund since 1999. He co-managed Janus Adviser
            International Fund from inception to December 2000, and Janus
            Aspen International Growth Fund and Janus Overseas Fund from 1998 until December 2000. Mr. Chang joined Janus Capital in 1993 as a research analyst. He received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's Degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Growth and Income Fund and Janus Aspen Growth and Income Portfolio, each of which he has managed since their inceptions. He is Executive Vice President and portfolio manager of Janus Growth and Income Fund which he has managed since August 1997. He joined Janus Capital in 1995 as a research analyst specializing in domestic financial services companies and a variety of foreign industries. He holds a Bachelor of Arts degree in English and Russian from Dartmouth College and he received his Master of Business Administration degree from Columbia University in 1993.


DAVID C. DECKER
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Strategic Value Fund, Janus Aspen Strategic Value Portfolio, Janus Special Situations Fund and Janus Strategic Value Fund, which he has managed since inception. He joined Janus Capital in 1992 as a research analyst and focused on companies in the automotive and defense industries prior to managing Janus Special Situations Fund. He holds a Master of Business Administration degree in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


JAMES P. GOFF
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Aggressive Growth Fund and Janus Aspen Aggressive Growth Portfolio, both of which he has managed since inception. Mr. Goff joined Janus Capital in 1988 and has managed Janus Enterprise Fund since inception. Mr. Goff managed or co-managed Janus Venture Fund from December 1993 to February 1997. He holds a Bachelor of Arts degree in Economics from Yale University. Mr. Goff has earned the right to use the Chartered Financial Analyst designation.


 36 Janus Adviser Series

HELEN YOUNG HAYES
--------------------------------------------------------------------------------

            is Executive Vice President and co-manager of Janus Adviser Worldwide Fund and Janus Adviser International Fund, each of which she has co-managed since inception. She is also Executive Vice President and co-manager of Janus Aspen Worldwide Growth Portfolio, Janus Aspen International Growth Portfolio, Janus Worldwide Fund and Janus Overseas Fund, all of which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.


BRENT A. LYNN
--------------------------------------------------------------------------------

            Brent A. Lynn is Executive Vice President and co-manager of Janus Adviser International Fund, which he has co-managed since January 2001. He is also Executive Vice President and co-manager of Janus Aspen International Growth Portfolio and Janus Overseas Fund, each of which he has co-managed since January 2001. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's Degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.


KAREN L. REIDY
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Core Equity Fund and Janus Adviser Balanced Fund, which she has managed since inception. She is also Executive Vice President and portfolio manager of Janus Aspen Core Equity Portfolio, Janus Aspen Balanced Portfolio, Janus Core Equity Fund and Janus Balanced Fund, each of which she has managed since January 2000. Ms. Reidy joined Janus Capital in 1995. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.


BLAINE P. ROLLINS
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Growth Fund, which he has managed since inception. He is also Executive Vice President and portfolio manager of Janus Aspen Growth Portfolio and Janus Fund, which he has managed since January 2000. He previously managed Janus Aspen Balanced Portfolio from May 1996 to December 1999 and Janus Aspen Core Equity Portfolio from inception to December 1999, Janus Balanced Fund from January 1996 through December 1999 and Janus Core Equity Fund from inception until December 1999. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science degree in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.


                                                     Management of the Funds  37

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Capital Appreciation Fund and Janus Aspen Capital Appreciation Portfolio, which he has managed since inception. He is portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus Olympus Fund from its inception to August 1997. Mr. Schoelzel joined Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.


RONALD V. SPEAKER
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Flexible Income Fund and Janus Aspen Flexible Income Portfolio which he has managed or co-managed since inception. He previously co-managed Janus Aspen High-Yield Portfolio, from inception to May 1998. He managed Janus Aspen Short-Term Bond Portfolio from inception through April 1996. He has managed or co-managed Janus Flexible Income Fund since December 1991 and previously managed both Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from inception through December 1995. He previously served as co-manager of Janus High-Yield Fund from inception to February 1998. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.


            In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

J. ERIC THORDERSON
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Money Market Fund effective January 2001. Mr. Thorderson is also Executive Vice President and portfolio manager of Janus Aspen Money Market Portfolio, which he has managed since January 2001, and Janus Government Money Market Fund, which he has managed since February 1999. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.



JASON P. YEE

--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Global Value Fund, Janus Aspen Global Value Portfolio and Janus Global Value Fund, all of which he has managed since inception. He joined Janus Capital in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.


 38 Janus Adviser Series

                                                               Other information

          ADMINISTRATIVE SERVICES FEE


          Janus Service Corporation ("Janus Service"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.


          DISTRIBUTION FEE


          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay Janus Distributors, Inc. ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of a Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


          DISTRIBUTION OF FUNDS


          The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  39

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments annually. A Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

FUNDS OTHER THAN MONEY MARKET FUND

          DISTRIBUTION SCHEDULE



Dividends                      Capital Gains
                Balanced Fund                                    Normally
declared and paid in      Normally declared and paid in
                and Growth and Income Fund                       March, June,
September and         December
                                                                 December

--------------------------------------------------------------------------------
---------------------------------
                All other Equity Funds                           Normally
declared and paid in      Normally declared and paid in
                                                                 December
                   December

--------------------------------------------------------------------------------
---------------------------------
                Flexible Income Fund                             Normally
declared daily,           Normally declared and paid in
                                                                 Saturdays,
Sundays & holidays      December
                                                                 included and
paid monthly


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Growth Fund declared a dividend in the amount of $0.25 per share. If Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

MONEY MARKET FUND


          For Money Market Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month.


 40 Janus Adviser Series

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by a Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUNDS


          Dividends, interest and some gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.


          The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  41

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUNDS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CERTAIN FUNDS MAY NOT BE AVAILABLE THROUGH CERTAIN OF THESE INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES


          Investments will be processed at the NAV next calculated after an order is received and accepted by a Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Funds are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


          To the extent a Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

          Money Market Fund's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in a Fund, except for defined contribution plans and broker wrap accounts.


          The Funds are not intended for excessive trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if a Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Funds may also suspend or terminate your exchange privilege if you engage in an excessive pattern of changes. For more information about the Funds' policy on market timing, see "Excessive Trading" on the next page.


          Although there is no present intention to do so, the Funds may discontinue sales of their shares if management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in that Fund would be permitted to continue to authorize investments in that Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

 42 Janus Adviser Series

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of a Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for each Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds do not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of any Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING


          Frequent trading into and out of a Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Funds are not intended for market timing or excessive trading. The Funds and their agents reserve the right to reject any purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Funds may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.



          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.


SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Funds that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  43

Financial highlights


          Janus Adviser Series commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Funds. For each Fund of Janus Adviser Series (except Strategic Value Fund and Global Value Fund) financial highlights are presented below for periods ending prior to August 1, 2000 for the Retirement Shares of the Predecessor Fund of Janus Aspen Series (from inception of the Retirement Shares for each period shown). Financial highlights are not presented for Strategic Value Fund or Global Value Fund prior to August 1, 2000 because they commenced operations on August 1, 2000 and May 1, 2001, respectively, and do not have corresponding Predecessor Funds. Items 1 through 8 reflect financial results for a single Fund share.



          The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of each of the Predecessor Funds prior to August 1, 2000, and the rate the investor would have earned (or lost) on an investment in Janus Adviser Series from August 1, 2000 going forward (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Adviser Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the Statement of Additional Information.



          [TO BE FILED BY AMENDMENT]




                Janus Aspen
                                                            Janus Adviser
             Growth Portfolio -
GROWTH FUND                                                  Growth Fund
             Retirement Shares
--------------------------------------------------------------------------------
---------------------------------------------------
                                                             Year ended
Period ended         Periods ended December 31
                                                            July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $33.63         $23.45      $18.46      $16.18
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
  (0.02)           0.07      (0.03)        0.04
  3. Net gains or losses on securities (both realized
     and unrealized)
  (0.22)          10.25        6.32        2.71
  4. Total from investment operations
  (0.24)          10.32        6.29        2.75
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
      --             --          --      (0.10)
  6. Distributions (from capital gains)
  (2.57)         (0.14)      (1.30)      (0.37)
  7. Total distributions
  (2.57)         (0.14)      (1.30)      (0.47)
  8. NET ASSET VALUE, END OF PERIOD
  $30.82         $33.63      $23.45      $18.46
  9. Total return*
 (0.64%)         43.98%      34.99%      17.22%
 10. Net assets, end of period (in thousands)
$189,318        $59,334         $18         $12
 11. Average net assets for the period (in thousands)
$127,737        $12,209         $13         $11
 12. Ratio of gross expenses to average net assets**(3)              %(4)
   1.17%(5)       1.17%(5)    1.18%(5)    1.20%(5)
 13. Ratio of net expenses to average net assets**(6)
   1.17%          1.17%       1.18%       1.20%
 14. Ratio of net investment income to average net
     assets**
 (0.30%)        (0.25%)     (0.23%)       0.29%
 15. Portfolio turnover ratio**
     46%            53%         73%        122%
--------------------------------------------------------------------------------
---------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was     % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Growth Fund.


(5) The ratio was 1.17% in the fiscal period ended July 31, 2000; 1.19% in the fiscal year ended December 31, 1999; 1.25% in the fiscal year ended December 31, 1998; and 1.28% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 44 Janus Adviser Series

                                                            Janus Adviser
                Janus Aspen
                                                             Aggressive
       Aggressive Growth Portfolio -
AGGRESSIVE GROWTH FUND                                       Growth Fund
             Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------
                                                             Year ended
Period ended         Periods ended December 31
                                                            July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $58.91         $27.42      $20.49      $16.12
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
  (0.17)           0.19      (0.12)      (0.06)
  3. Net gains or losses on securities (both realized
     and unrealized)
  (1.63)          32.70        7.05        4.43
  4. Total from investment operations
  (1.80)          32.89        6.93        4.37
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
      --             --          --          --
  6. Distributions (from capital gains)
  (6.33)         (1.40)          --          --
  7. Total distributions
  (6.33)         (1.40)          --          --
  8. NET ASSET VALUE, END OF PERIOD
  $50.78         $58.91      $27.42      $20.49
  9. Total return*
 (3.17%)        124.34%      33.58%      27.11%
 10. Net assets, end of period (in thousands)
$302,466        $47,928         $17         $13
 11. Average net assets for the period (in thousands)
$162,084         $9,786         $14         $11
 12. Ratio of gross expenses to average net assets**(3)           %(4)
   1.17%(5)       1.19%(5)    1.26%(5)    1.32%(5)
 13. Ratio of net expenses to average net assets**(6)
   1.17%          1.19%       1.26%       1.32%
 14. Ratio of net investment income to average net
     assets**
 (1.01%)        (1.00%)     (0.86%)     (0.62%)
 15. Portfolio turnover ratio**
     84%           105%        132%        130%
--------------------------------------------------------------------------------
--------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was     % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Aggressive Growth Fund.


(5) The ratio was 1.17% in the fiscal period ended July 31, 2000; 1.19% in the fiscal year ended December 31, 1999; 1.29% in the fiscal year ended December 31, 1998; and 1.34% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Enterprise Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  45

                                                         Janus Adviser
                Janus Aspen
                                                            Capital
      Capital Appreciation Portfolio -
CAPITAL APPRECIATION FUND                              Appreciation Fund
             Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------
                                                      Year ended July 31,
Period ended         Periods ended December 31
                                                             2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $33.00         $19.86      $12.62      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
    0.09         (0.08)      (0.04)        0.12
  3. Net gains or losses on securities (both
     realized and unrealized)
  (1.66)          13.22        7.28        2.50
  4. Total from investment operations
  (1.57)          13.14        7.24        2.62
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
  (0.10)             --          --          --
  6. Distributions (from capital gains)
  (0.01)             --          --          --
  7. Total distributions
  (0.11)             --          --          --
  8. NET ASSET VALUE, END OF PERIOD
  $31.32         $33.00      $19.86      $12.62
  9. Total return*
 (4.74%)         66.16%      57.37%      26.20%
 10. Net assets, end of period (in thousands)
$118,394        $23,529         $20         $13
 11. Average net assets for the period (in
     thousands)
 $65,965         $4,402         $15         $12
 12. Ratio of gross expenses to average net
     assets**%(3)                                                   %(4)
   1.17%(5)       1.19%(5)    1.44%(5)    1.73%(5)
 13. Ratio of net expenses to average net
     assets**(6)
   1.17%          1.19%       1.44%       1.73%
 14. Ratio of net investment income to average net
     assets**
   0.97%          0.23%     (0.25%)       1.55%
 15. Portfolio turnover ratio**
     13%            52%         91%        101%
--------------------------------------------------------------------------------
--------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was     % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Capital Appreciation Fund.


(5) The ratio was 1.18% in the fiscal period ended July 31, 2000; 1.28% in the fiscal year ended December 31, 1999; 1.49% in the fiscal year ended December 31, 1998; and 2.66% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 46 Janus Adviser Series

                                                             Janus Adviser
                Janus Aspen
                                                             Equity Income
         Equity Income Portfolio -
CORE EQUITY FUND(1)                                              Fund
             Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------
                                                              Year ended
Period ended         Periods ended December 31
                                                             July 31, 2001
July 31, 2000(2)      1999        1998      1997(3)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
   $27.07        $19.28      $13.42      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
   (0.03)          0.03      (0.05)        0.01
  3. Net gains (or losses) on securities (both realized
     and unrealized)
   (0.88)          7.85        6.12        3.41
  4. Total from investment operations
   (0.91)          7.88        6.07        3.42
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
       --            --          --          --
  6. Distributions (from capital gains)
   (6.17)        (0.09)      (0.21)          --
  7. Total distributions
   (6.17)        (0.09)      (0.21)          --
  8. NET ASSET VALUE, END OF PERIOD
   $19.99        $27.07      $19.28      $13.42
  9. Total return*
  (3.34%)        40.94%      45.55%      34.20%
 10. Net assets, end of period (in thousands)
   $1,369          $464         $20         $13
 11. Average net assets for the period (in thousands)
   $1,264          $128         $16         $12
 12. Ratio of gross expenses to average net assets**(4)                %(5)
    1.76%(6)      1.78%(6)    1.75%(6)    1.74%(6)
 13. Ratio of net expenses to average net assets**(7)
    1.76%         1.77%       1.75%       1.74%
 14. Ratio of net investment income to average net
     assets**
  (0.30%)       (0.04%)     (0.33%)       0.07%
 15. Portfolio turnover ratio**
      86%          114%         79%        128%
--------------------------------------------------------------------------------
-------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.

(1) Formerly, Equity Income Fund.


(2) January 1, 2000 to July 31, 2000.


(3) May 1, 1997 (inception) to December 31, 1997.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was   % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Equity Income Fund.


(6) The ratio was 2.07% in the fiscal period ended July 31, 2000; 1.91% in the fiscal year ended December 31, 1999; 2.36% in the fiscal year ended December 31, 1998; and 6.19% in the fiscal period ended December 31, 1997 before fee waiver and reduction of the management fees to the effective rate of Janus Equity Income Fund.


(7) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  47


                Janus Aspen
                                                            Janus Adviser
            Balanced Portfolio -
BALANCED FUND                                               Balanced Fund
             Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------
                                                             Year ended
Period ended         Periods ended December 31
                                                            July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $28.04         $22.59      $17.47      $15.38
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
    0.28           0.46        0.21        0.27
  3. Net gains or losses on securities (both realized
     and unrealized)
  (0.52)           5.41        5.58        2.30
  4. Total from investment operations
  (0.24)           5.87        5.79        2.57
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
  (0.33)         (0.42)      (0.18)      (0.30)
  6. Distributions (from capital gains)
  (2.33)             --      (0.49)      (0.18)
  7. Total distributions
  (2.66)         (0.42)      (0.67)      (0.48)
  8. NET ASSET VALUE, END OF PERIOD
  $25.14         $28.04      $22.59      $17.47
  9. Total return*
 (0.86%)         26.13%      33.59%      16.92%
 10. Net assets, end of period (in thousands)
$140,179        $53,598     $17,262         $12
 11. Average net assets for the period (in thousands)
 $96,509        $28,498      $3,650         $11
 12. Ratio of gross expenses to average net assets**(3)              %(4)
   1.17%(5)       1.19%(5)    1.24%(5)    1.32%(5)
 13. Ratio of net expenses to average net assets**(6)
   1.17%          1.19%       1.24%       1.32%
 14. Ratio of net investment income to average net
     assets**
   2.67%          2.36%       2.04%       2.38%
 15. Portfolio turnover ratio**
     59%            92%         70%        139%
--------------------------------------------------------------------------------
--------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was   % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Balanced Fund.


(5) The ratio was 1.17% in the fiscal period ended July 31, 2000; 1.19% in the fiscal year ended December 31, 1999; 1.26% in the fiscal year ended December 31, 1998; and 1.33% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Balanced Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 48 Janus Adviser Series


                      Janus Aspen
                                                                   Janus Adviser
             Growth and Income Portfolio -
GROWTH AND INCOME FUND                                         Growth and Income
Fund               Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------

                               Periods ended
                                                                     Year ended
          Period ended          December 31
                                                                   July 31, 2001
        July 31, 2000(1)      1999      1998(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
               $20.68        $11.94      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
                 0.02        (0.01)        0.01
  3. Net gains (or losses) on securities (both realized and
     unrealized)
               (1.08)          8.75        1.93
  4. Total from investment operations
               (1.06)          8.74        1.94
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
               (0.03)            --          --
  6. Distributions (from capital gains)
               (0.31)            --          --
  7. Total distributions
               (0.34)            --          --
  8. NET ASSET VALUE, END OF PERIOD
               $19.28        $20.68      $11.94
  9. Total return*
              (5.13%)        73.20%      19.40%
 10. Net assets, end of period (in thousands)
              $17,894        $6,982         $12
 11. Average net assets for the period (in thousands)
              $11,641        $1,826         $10
 12. Ratio of gross expenses to average net assets**(3)                    %(4)
                1.25%(5)      1.53%(5)    1.72%(5)
 13. Ratio of net expenses to average net assets**(6)
                1.24%         1.53%       1.72%
 14. Ratio of net investment income to average net assets**
                0.35%         0.11%       0.21%
 15. Portfolio turnover ratio**
                  27%           59%         62%
--------------------------------------------------------------------------------
--------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1998 (inception) to December 31, 1998.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was    % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Growth and Income Fund.


(5) The ratio was 1.25% in the fiscal period ended July 31, 2000; 1.62% in the fiscal year ended December 31, 1999; and 3.53% in the fiscal period ended December 31, 1998 before reduction of the management fees to the effective rate of Janus Growth and Income Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.



                                                     Financial highlights  49

STRATEGIC VALUE FUND
--------------------------------------------------------------------------------
--
                                                                Year ended July
31
                                                                     2001(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
  3. Net gains (or losses) on securities (both realized and
     unrealized)
  4. Total from investment operations
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
  6. Distributions (from capital gains)
  7. Total distributions
  8. NET ASSET VALUE, END OF PERIOD
  9. TOTAL RETURN
 10. Net assets, end of period (in thousands)
 11. Average net assets for the period (in thousands)
 12. Ratio of gross expenses to average net assets(2)                      %(3)
 13. Ratio of net expenses to average net assets(4)
 14. Ratio of net investment income to average net assets
 15. Portfolio turnover ratio
--------------------------------------------------------------------------------
--



(1) August 1, 2000 (inception) to July 31, 2001.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was    % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Strategic Value Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


 50 Janus Adviser Series


                Janus Aspen
                                                         Janus Adviser
      International Growth Portfolio -
INTERNATIONAL FUND                                     International Fund
             Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------
                                                           Year ended
Period ended         Periods ended December 31
                                                         July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
   $38.56        $21.27      $18.44      $16.80
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
     0.42            --        0.05        0.04
  3. Net gains or losses on securities (both
     realized and unrealized)
   (0.49)         17.30        3.07        1.73
  4. Total from investment operations
   (0.07)         17.30        3.12        1.77
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
   (0.39)        (0.01)      (0.01)      (0.09)
  6. Distributions (from capital gains)
   (1.25)            --      (0.28)      (0.04)
  7. Total distributions
   (1.64)        (0.01)      (0.29)      (0.13)
  8. NET ASSET VALUE, END OF PERIOD
   $36.85        $38.56      $21.27      $18.44
  9. Total return*
  (0.10%)        81.32%      16.86%      10.53%
 10. Net assets, end of period (in thousands)
  $48,003       $16,986         $17         $11
 11. Average net assets for the period (in
     thousands)
  $33,338        $3,738         $13         $11
 12. Ratio of gross expenses to average net
     assets**(3)                                                  %(4)
    1.22%(5)      1.25%(5)    1.35%(5)    1.45%(5)
 13. Ratio of net expenses to average net
     assets**(6)
    1.22%         1.24%       1.35%       1.45%
 14. Ratio of net investment income to average net
     assets**
    2.58%       (0.29%)       0.26%       0.26%
 15. Portfolio turnover ratio**
      52%           80%         93%         86%
--------------------------------------------------------------------------------
--------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was   % in the fiscal year ended July 31, 2001 before waiver of
    certain expenses and offsets incurred by International Fund.


(5) The ratio was 1.22% in the fiscal period ended July 31, 2000; 1.32% in the fiscal year ended December 31, 1999; 1.44% in the fiscal year ended December 31, 1998; and 1.57% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Overseas Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  51


                Janus Aspen
                                                          Janus Adviser
        Worldwide Growth Portfolio -
WORLDWIDE FUND                                            Worldwide Fund
             Retirement Shares
--------------------------------------------------------------------------------
--------------------------------------------------
                                                            Year ended
Period ended         Periods ended December 31
                                                         July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $47.56          $29.06     $23.36      $20.72
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
    0.03          (0.04)       0.02        0.14
  3. Net gains or losses on securities (both realized
     and unrealized)
  (0.26)           18.54       6.57        2.80
  4. Total from investment operations
  (0.23)           18.50       6.59        2.94
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
      --              --     (0.02)      (0.14)
  6. Distributions (from capital gains)
  (3.66)              --     (0.87)      (0.16)
  7. Total distributions
  (3.66)              --     (0.89)      (0.30)
  8. NET ASSET VALUE, END OF PERIOD
  $43.67          $47.56     $29.06      $23.36
  9. Total return*
 (0.42%)          63.66%     28.25%      14.22%
 10. Net assets, end of period (in thousands)
$409,780        $174,399     $5,837        $403
 11. Average net assets for the period (in thousands)
$316,174         $49,424     $1,742         $11
 12. Ratio of gross expenses to average net
     assets**(3)                                                    %(4)
   1.20%(5)        1.21%(5)   1.22%(5)    1.26%(5)
 13. Ratio of net expenses to average net assets**(6)
   1.20%           1.21%      1.22%       1.26%
 14. Ratio of net investment income to average net
     assets**
   0.00%         (0.34%)    (0.02%)       0.16%
 15. Portfolio turnover ratio**
     47%             67%        77%         80%
--------------------------------------------------------------------------------
--------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was   % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Worldwide Fund.


(5) The ratio was 1.20% in the fiscal period ended July 31, 2000; 1.21% in the fiscal year ended December 31, 1999; 1.32% in the fiscal year ended December 31, 1998; and 1.32% in the fiscal period ended December 31, 1997 before reduction of the management fees to the effective rate of Janus Worldwide Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 52 Janus Adviser Series

GLOBAL VALUE FUND
--------------------------------------------------------------------------------
----
                                                                Period ended
July 31
                                                                      2001(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
  3. Net gains or losses on securities (both realized and
     unrealized)
  4. Total from investment operations
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
  6. Distributions (from capital gains)
  7. Total distributions
  8. NET ASSET VALUE, END OF PERIOD
  9. Total return*
 10. Net assets, end of period (in thousands)
 11. Average net assets for the period (in thousands)
 12. Ratio of gross expenses to average net assets**(2)
%(3)
 13. Ratio of net expenses to average net assets**(4)
 14. Ratio of net investment income to average net assets**
 15. Portfolio turnover ratio**
--------------------------------------------------------------------------------
----



 *  Total return not annualized for periods of less than one year.


**  Annualized for periods of less than one full year.


(1) May 1, 2001 (inception) to July 31, 2001.


(2) The expense ratio reflects expenses prior to any expense offset arrangements.


(3) The ratio was   % for the fiscal period ended July 31, 2001 before waiver of certain fees and offsets incurred by Global Value Fund.


(4) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  53

                                                            Janus Adviser
                Janus Aspen
                                                              Flexible
        Flexible Income Portfolio -
FLEXIBLE INCOME FUND                                         Income Fund
           Retirement Shares
--------------------------------------------------------------------------------
---------------------------------------------------
                                                             Year ended
Period ended         Periods ended December 31
                                                            July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $11.72          $12.05     $11.77      $11.41
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
    0.47            0.37       0.73        0.50
  3. Net gains or losses on securities (both realized
     and unrealized)
  (0.31)          (0.27)       0.27        0.58
  4. Total from investment operations
    0.16            0.10       1.00        1.08
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
  (0.46)          (0.36)     (0.61)      (0.61)
  6. Distributions (from capital gains)
      --          (0.07)     (0.11)      (0.11)
  7. Total distributions
  (0.46)          (0.43)     (0.72)      (0.72)
  8. NET ASSET VALUE, END OF PERIOD
  $11.42          $11.72     $12.05      $11.77
  9. Total return*
   1.37%           0.90%      8.58%       9.73%
 10. Net assets, end of period (in thousands)
    $810            $842        $12         $11
 11. Average net assets for the period (in thousands)
    $817            $250        $11         $10
 12. Ratio of gross expenses to average net assets**(3)              %(4)
   1.28%(5)        1.20%(5)   1.24%(5)    1.23%(5)
 13. Ratio of net expenses to average net assets**(6)
   1.28%           1.20%      1.23%       1.23%
 14. Ratio of net investment income to average net
     assets**
   6.74%           6.80%      5.92%       6.39%
 15. Portfolio turnover ratio**
    183%            116%       145%        119%
--------------------------------------------------------------------------------
---------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was   % in the fiscal year ended July 31, 2001 before waiver of
    certain fees incurred by Flexible Income Fund.


(5) The ratio was 1.28% in the fiscal period ended July 31, 2000; 1.20% in the fiscal year ended December 31, 1999; 1.24% in the fiscal year ended December 31, 1998; and 1.23% in the fiscal period ended December 31, 1997 before waiver of certain fees incurred by Janus Aspen Flexible Income Portfolio.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 54 Janus Adviser Series

                                                            Janus Adviser
                Janus Aspen
                                                            Money Market
          Money Market Portfolio -
MONEY MARKET FUND                                               Fund
             Retirement Shares
--------------------------------------------------------------------------------
---------------------------------------------------
                                                             Year ended
Period ended         Periods ended December 31
                                                            July 31, 2001
July 31, 2000(1)      1999        1998      1997(2)
  1. NET ASSET VALUE, BEGINNING OF PERIOD
  $1.00           $1.00      $1.00       $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income
   0.03            0.04       0.05        0.03
  3. Net gains or losses on securities (both realized
     and unrealized)
     --              --         --          --
  4. Total from investment operations
   0.03            0.04       0.05        0.03
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)
 (0.03)          (0.04)     (0.05)      (0.03)
  6. Distributions (from capital gains)
     --              --         --          --
  7. Total distributions
 (0.03)          (0.04)     (0.05)      (0.03)
  8. NET ASSET VALUE, END OF PERIOD
  $1.00           $1.00      $1.00       $1.00
  9. Total return*
  3.17%           4.45%      4.85%       3.13%
 10. Net assets, end of period (in thousands)
 $6,684          $1,153        $11         $10
 11. Average net assets for the period (in thousands)
 $4,775            $150        $10         $10
 12. Ratio of gross expenses to average net assets**(3)             %(4)
  0.90%(5)        0.86%(5)   0.84%(5)    1.00%(5)
 13. Ratio of net expenses to average net assets**(6)
  0.90%           0.86%      0.84%       1.00%
 14. Ratio of net investment income to average net
     assets**
  5.57%           5.18%      4.74%       4.66%
--------------------------------------------------------------------------------
---------------------------------------------------


 * Total return not annualized for periods of less than one year. ** Annualized for periods of less than one full year.
(1) January 1, 2000 to July 31, 2000.
(2) May 1, 1997 (inception) to December 31, 1997.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.

(4) The ratio was     % in the fiscal year ended July 31, 2001 before waiver of
    certain fees and offsets incurred by Money Market Fund.


(5) The ratio was 0.90% in the fiscal period ended July 31, 2000; 0.86% in the fiscal year ended December 31, 1999; 0.84% in the fiscal year ended December 31, 1998; and 1.10% in the fiscal period ended December 31, 1997 before waiver of certain fees incurred by Janus Aspen Money Market Portfolio.


(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  55

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).


          EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures, warrants to purchase common or preferred stocks; and other securities with equity characteristics.



          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 56 Janus Adviser Series

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher

                                                Glossary of investment terms  57
          than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign currencies.


III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


          REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of

 58 Janus Adviser Series
          market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. For "naked" short sales, a Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  59

Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION

--------------------------------------------------------------------------------
---------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal
                                             and interest.
                AA.......................... High quality; very strong capacity to pay principal and
                                             interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
of changing circumstances
                                             and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally
                                             exhibit adequate protection
parameters, but adverse economic
                                             conditions or changing
circumstances more likely to lead to
                                             a weakened capacity to pay
principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's
                                             capacity to meet required interest
and principal payments.
                                             BB - lowest degree of speculation;
C - the highest degree of
                                             speculation. Quality and protective
characteristics
                                             outweighed by large uncertainties
or major risk exposure to
                                             adverse conditions.
                D........................... In default.

 60 Janus Adviser Series

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION

--------------------------------------------------------------------------------
---------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the
                                             high-grade bond group.
                A........................... Upper-medium grade obligations;
many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor
                                             poorly secured. Interest and
principal appear adequate for
                                             the present but certain protective
elements may be lacking
                                             or may be unreliable over any great
length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of
                                             interest and principal payments not
well safeguarded during
                                             good and bad times.
                B........................... Lack characteristics of desirable investment; potentially
                                             low assurance of timely interest
and principal payments or
                                             maintenance of other contract terms
over time.
                Caa......................... Poor standing, may be in default;
elements of danger with
                                             respect to principal or interest
payments.
                Ca.......................... Speculative in a high degree; could be in default or have
                                             other marked shortcomings.
                C........................... Lowest-rated; extremely poor
prospects of ever attaining
                                             investment standing.

          Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                                            Explanation of rating categories  61

SECURITIES HOLDINGS BY RATING CATEGORY



          During the fiscal period ended July 31, 2001, the percentage of securities holdings for Flexible Income Fund by rating category based on a weighted monthly average was:



          [TO BE FILED BY AMENDMENT]



                FLEXIBLE INCOME FUND

--------------------------------------------------------------------------------
--------
                    BONDS-S&P RATING:
                 AAA
                 AA
                 A
                 BBB
                 BB
                 B
                 CCC
                 CC
                 C
                 Not Rated
                 Preferred Stock
                 Cash and Options
                 TOTAL
        100%

--------------------------------------------------------------------------------
--------



          No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal period ended July 31, 2001.


 62 Janus Adviser Series

                       This page intentionally left blank

                       This page intentionally left blank

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor, broker or financial institution. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Other information is also available from financial intermediaries that sell shares of the Funds.


The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885


INSPROADVCOMB0901

                                  [JANUS LOGO]
Janus Adviser Series

        Janus Adviser Growth Fund
        Janus Adviser Aggressive Growth Fund
        Janus Adviser Capital Appreciation Fund

        Janus Adviser Core Equity Fund


        (Formerly Janus Adviser Equity Income Fund)

        Janus Adviser Balanced Fund


        Janus Adviser Growth and Income Fund
        Janus Adviser Strategic Value Fund
        Janus Adviser International Fund
        Janus Adviser Worldwide Fund

        Janus Adviser Global Value Fund

        Janus Adviser Flexible Income Fund
        Janus Adviser Money Market Fund

100 Fillmore Street
Denver, CO 80206-4928
(800) 525-0020

Statement of Additional Information


September 30, 2001



This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus for the funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware business trust. Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Fund is managed separately by Janus Capital Corporation ("Janus Capital"). Janus Adviser Core Equity Fund was formerly known as Janus Adviser Equity Income Fund. The name change was effective September 30, 2001.


The shares of the Funds may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated September 30, 2001, which is incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

    [JANUS LOGO]

                                                               Table of contents

                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........
2
                Investment Adviser..........................................
23
                Custodian, Transfer Agent and Certain Affiliations..........
27
                Portfolio Transactions and Brokerage........................
28
                Trustees and Officers.......................................
31
                Shares of the Trust.........................................
36
                   Net Asset Value Determination............................
36
                   Purchases................................................
36
                   Distribution Plan........................................
37
                   Redemptions..............................................
38
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................
39
                Principal Shareholders......................................
40
                Miscellaneous Information...................................
41
                   Shares of the Trust......................................
41
                   Shareholder Meetings.....................................
41
                   Voting Rights............................................
41
                   Independent Accountants..................................
42
                   Registration Statement...................................
42
                Performance Information.....................................
43
                Financial Statements........................................
45
                Appendix A..................................................
46
                   Explanation of Rating Categories.........................
46

Classification, portfolio turnover, investment policies
                and restrictions, and investment
                strategies and risks

CLASSIFICATION


          Each Fund is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Aggressive Growth Fund, Capital Appreciation Fund, Strategic Value Fund and Global Value Fund are nondiversified funds. Each of these Funds reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. Growth Fund, Core Equity Fund, Balanced Fund, Growth and Income Fund, International Fund, Worldwide Fund and Flexible Income Fund are diversified funds.


PORTFOLIO TURNOVER


          The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of a Fund's securities. The following table summarizes the portfolio turnover rates for the fiscal periods indicated. For the Funds that resulted from the reorganization of portfolios of Janus Aspen Series Retirement Shares, portfolio turnover for periods prior to August 1, 2000 is that of the predecessor fund.



Fund Name                                                       2001(1)
2000(2)(3)    1999(4)
--------------------------------------------------------------------------------
----------------
[TO BE FILED BY AMENDMENT]
Growth Fund.................................................
46%          53%
Aggressive Growth Fund......................................
84%         105%
Capital Appreciation Fund...................................
13%          52%
Core Equity Fund(5).........................................
86%         114%
Balanced Fund...............................................
59%          92%
Growth and Income Fund......................................
27%          59%
Strategic Value Fund........................................
N/A          N/A
International Fund..........................................
52%          80%
Worldwide Fund..............................................
47%          67%
Global Value Fund(6)........................................         (3)
N/A          N/A
Flexible Income Fund........................................
188%         116%



(1) For the fiscal year August 1, 2000 to July 31, 2001.


(2) For the fiscal period January 1 to July 31, 2000.


(3) Annualized for periods less than one year.


(4) For the fiscal year January 1 to December 31, 1999.


(5) Formerly, Equity Income Fund.


(6) May 1, 2001 (inception) to July 31, 2001.





INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS


          The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. As fundamental policies, each of the Funds may not:


          (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of the total assets of Aggressive Growth Fund, Capital Appreciation Fund, Strategic Value Fund and Global Value Fund and as to seventy-five percent (75%) of the value of the total assets of the other Funds, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended, if immediately after and as a result of such purchase, the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of such Fund's total assets. With respect to the other 50% of the value of its total assets, Aggressive Growth Fund, Capital Appreciation Fund, Strategic Value Fund and Global Value Fund may invest in the securities of as few as two issuers.


          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

          (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Funds from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

          As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Fund.

          The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.


          (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Equity Funds may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


          (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


          (e) The Funds may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, short sales transactions, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


          (f) The Funds do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in (1) repurchase agreements not entitling the holder to payment of principal and interest within seven days and (2) in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (g) The Funds may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

          For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

          BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund normally will be invested in fixed-income securities.

          FLEXIBLE INCOME FUND. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Fund's investment in cash and similar investments may increase. Securities that the Funds may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Funds may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

          Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Fund's net assets after the time of purchase the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

          An Equity Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

          The Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but they will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the Securities and Exchange Commission and policies approved by the Trustees. Cash collateral may be invested in money market funds advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC.

Short Sales

          Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.


          The Equity Funds may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Each Fund may invest up to 10% (without limit for Flexible Income
          Fund) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' prospectus.

Municipal Obligations

          The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


          Flexible Income Fund may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Fund intends to invest 35% or more of its net assets in such bonds, and Core Equity Fund will, under normal circumstances, limit its investment in such bonds to 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.



          Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


Defaulted Securities


          A Fund will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:


          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

          The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

          The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

          OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

          The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

          The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

          A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

          The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

          A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

          EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment adviser

          As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees from the Funds' service providers for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Funds.


          The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not affiliated with Janus Capital, trade or other investment company organization dues and expenses and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.



          Growth Fund, Aggressive Growth Fund, Capital Appreciation Fund, Core Equity Fund, Balanced Fund, Growth and Income Fund, Strategic Value Fund, International Fund, Worldwide Fund and Global Value Fund have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Fund. Flexible Income Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the first $300 million of the average daily net assets of the Fund, plus 0.55% of the average daily net assets of the Fund in excess of $300 million.

          Until at least July 31, 2003 (or until the next annual renewal of the advisory agreements for Strategic Value Fund and Global Value Fund), provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed the following annual rates:



                                Expense Limit
                                 Percentage
Fund Name                            (%)
---------------------------------------------
Growth Fund                         0.67
Aggressive Growth Fund              0.66
Capital Appreciation Fund           0.68
Core Equity Fund(1)                 1.25
Balanced Fund                       0.67
Growth and Income Fund              1.02
Strategic Value Fund                1.25
International Fund                  0.74
Worldwide Fund                      0.70
Global Value Fund                   1.25
Flexible Income Fund                0.70



(1) Formerly, Equity Income Fund



          The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the periods indicated. The information below is for the fiscal period ended July 31. The information presented in the table below reflects the management fees in effect during the period shown.



                                                                        2001
Fund Name                                                     Advisory Fees
Waivers
--------------------------------------------------------------------------------
------
[TO BE FILED BY AMENDMENT]
Growth Fund
Aggressive Growth Fund
Capital Appreciation Fund
Core Equity Fund(1)
Balanced Fund
Growth and Income Fund
Strategic Value Fund
International Fund
Worldwide Fund
Global Value Fund(2)
Flexible Income Fund



(1) Formerly, Equity Income Fund


(2) May 1, 2001 (inception) to July 31, 2001.



          The Advisory Agreement for each of the Funds is dated April 3, 2000 except for Global Value Fund, which is dated March 13, 2001. Core Equity Fund's Advisory Agreement was amended effective September 30, 2001 to reflect the name change. Each Advisory Agreement will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.


          Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


          Stilwell Financial Inc. ("Stilwell") owns approximately 91.6% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President, Chief Executive Officer and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects a majority of Janus Capital's Board, subject to the approval of Stilwell, which Stilwell cannot unreasonably withhold.


          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


          The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Funds.


          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.


          Janus Service Corporation, ("Janus Service") P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services for the Funds. Janus Service receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the initial class of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the Funds. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services (at an annual rate of up to 0.25% of the average daily net assets of the shares attributable to their customers). Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.



          For the fiscal period ended July 31, 2001, the total amounts paid by the Funds to Janus Service (substantially all of which Janus Service paid out to service providers) are summarized below:



                                                              Administrative
                                                                 Services
Fund Name                                                          Fees
----------------------------------------------------------------------------
[TO BE FILED BY AMENDMENT]





          The Funds pay DST Systems, Inc. ("DST"), a minority owned subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity funds and $3.98 per shareholder account for the fixed-income funds for the use of DST's shareholder accounting system. The Funds also pay DST $1.10 per closed shareholder account. The Funds also pay DST for the use of its portfolio and fund accounting system, a monthly fee of $265 to $1,323, based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).



          The Trustees have authorized the Funds to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Fund under its waiver agreement, and such Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."



          Janus Distributors, Inc., ("Janus Distributors") 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage


          Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution including such factors as liquidity, anonymity and price) of all portfolio transactions. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

          For the year ended July 31, 2001, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below:



Fund Name                                                     Commissions
Transactions
--------------------------------------------------------------------------------
---------
[TO BE FILED BY AMENDMENT]
Growth Fund
Aggressive Growth Fund
Capital Appreciation Fund
Core Equity Fund(1)
Balanced Fund
Growth and Income Fund
Strategic Value Fund
International Fund
Worldwide Fund
Global Value Fund(2)
Flexible Income Fund



Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.


(1) Formerly, Equity Income Fund.


(2) May 1, 2001 (inception) to July 31, 2001.


          Janus Capital may use research products and services in servicing other accounts in addition to the Funds. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Funds. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.


          Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund Shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing Fund business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


          When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.



          The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal period ending on July 31, 2001.



Fund Name                                                     2001
------------------------------------------------------------------
[TO BE FILED BY AMENDMENT]
Growth Fund
Aggressive Growth Fund
Capital Appreciation Fund
Core Equity Fund(1)
Balanced Fund
Growth and Income Fund
Strategic Value Fund
International Fund
Worldwide Fund
Global Value Fund(2)
Flexible Income Fund



(1) Formerly, Equity Income Fund.


(2) May 1, 2001 (inception) to July 31, 2001.



          Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:



                                                     Commission Paid
                                                   through DSTS for the
                                                       Period Ended
Reduction of    % of Total      % of Total
Fund Name                                             July 31, 2001*
Expenses*      Commissions    Transactions
--------------------------------------------------------------------------------
--------------------------------------
[TO BE FILED BY AMENDMENT]



*The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.


Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.



          As of July 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:




           Value of
                                                                 Name of
          Securities
Fund Name                                                     Broker-Dealer
            Owned
--------------------------------------------------------------------------------
---------------------
[TO BE FILED BY AMENDMENT]

Trustees and officers

          The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


Thomas H. Bailey, Age 64 - Trustee, Chairman and President*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series. Chairman, Chief Executive Officer, President and Director of Janus Capital. President and Director of The Janus Foundation.



Dennis B. Mullen, Age 58 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Private Investor. Formerly (1997-1998), Chief Financial Officer-Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993-
          1997), President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).


James T. Rothe, Age 57 - Trustee
925 Constellation Place
Colorado Springs, CO 80906

--------------------------------------------------------------------------------

          Trustee of Janus Investment Fund and Janus Aspen Series. Professor of Business, University of Colorado, Colorado Springs, CO. Formerly (1988-1999), Principal of Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).



William D. Stewart, Age 57 - Trustee
5330 Sterling Drive
Boulder, CO 80301

--------------------------------------------------------------------------------

          Trustee of Janus Investment Fund and Janus Aspen Series. Corporate Vice President and General Manager of MKS Instruments - HPO Products, Boulder, CO (manufacturer of vacuum fittings and valves).



Martin H. Waldinger, Age 63 - Trustee
7340 Cominto Bassano West
La Jolla, CA 92037

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Private Consultant. Formerly (1993-1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

Laurence J. Chang, Age 36 - Executive Vice President, co-portfolio manager of
                            Janus Adviser Worldwide Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and co-manager of Janus Investment Fund and Janus Aspen Series. Formerly, Executive Vice President and co-manager of Janus Adviser International Fund (2000). Vice President of Janus Capital. Formerly, a research analyst at Janus Capital (1993-1996).

David J. Corkins, Age 34 - Executive Vice President, portfolio manager of Janus
                           Adviser Growth and Income Fund*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital. Formerly, a research analyst at Janus Capital (1995-1997).


David C. Decker, Age 35 - Executive Vice President, portfolio manager of Janus
                          Adviser Strategic Value Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital. Formerly, a research analyst at Janus Capital (1992-1996).


James P. Goff, Age 37 - Executive Vice President, portfolio manager of Janus
                        Adviser Aggressive Growth Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital.


Helen Young Hayes, Age 39 - Executive Vice President, co-manager of Janus
                            Adviser Worldwide Fund and Janus Adviser
                            International Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President, co-manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

Brent A. Lynn, Age 37 - Executive Vice President and co-portfolio manager of
                        Janus Advisor International Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and co-portfolio manager of Janus Aspen Series and Janus Investment Fund. Vice President of Janus Capital. Formerly, a research analyst for Janus Capital (1991 to 2000).


Karen L. Reidy, Age 34 - Executive Vice President, portfolio manager of Janus
                         Adviser Core Equity Fund and Janus Adviser Balanced
                         Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital. Formerly, an equity analyst at Janus Capital (1995-1999).


Blaine P. Rollins, Age 34 - Executive Vice President, portfolio manager of Janus
                            Adviser Growth Portfolio*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital.


Scott W. Schoelzel, Age 43 - Executive Vice President, portfolio manager of
                             Janus Adviser Capital Appreciation Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital.

Ronald V. Speaker, Age 36 - Executive Vice President, portfolio manager of Janus
                            Adviser Flexible Income Fund*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

Jason P. Yee, Age 31 - Executive Vice President and portfolio manager of Janus
                       Adviser Global Value Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Executive Vice President of Janus Aspen Series and Janus Investment Fund. Vice President of Janus Capital. Formerly, a research analyst at Janus Capital (2000 and 1992-1996). Formerly, portfolio manager and managing director of Bee & Associates (1996-2000).



Thomas A. Early, Age 46 - Vice President and General Counsel*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President and General Counsel of Janus Investment Fund and Janus Aspen Series. Vice President, General Counsel and Secretary of Janus Capital and The Janus Foundation. Vice President, General Counsel, Secretary and Director of Janus Service, Janus Distributors, Janus International Holding Company, Janus Capital International, Ltd. and Janus Institutional Services, Inc. Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited. Interim Financial Officer of Janus International Limited. Director of Janus World Funds Plc, Janus Universal Funds and Janus Capital Trust Manager Limited. Formerly (1997 to 1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994 to 1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.



Bonnie M. Howe, Age 36 - Vice President*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President of Janus Aspen Series and Janus Investment Fund. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors and Janus Service.



Kelley Abbott Howes, Age 36 - Vice President and Secretary*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President and Secretary of Janus Investment Fund and Janus Aspen Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors and Janus Service.



Glenn P. O'Flaherty, Age 43 - Treasurer and Chief Accounting Officer* 100 Fillmore Street, Suite 300
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

Heidi J. Walter, Age 34 - Vice President*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President of Janus Aspen Series and Janus Investment Fund. Vice President and Assistant General Counsel of Janus Capital and Janus Service. Formerly (1995-1999), Vice President and Senior Legal Counsel at Stein Roe and Farnham Incorporated.


          The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.


          The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds and the aggregate compensation paid to each Trustee by other funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receives pension or retirement benefits from the Funds or the Janus Funds.



[TO BE FILED BY AMENDMENT]



                                                                Aggregate
Compensation      Aggregate Compensation
                                                                  from the Funds
for       from the Janus Funds for
                                                                  fiscal year
ending         calendar year ended
Name of Person, Position                                            July 31,
2001**          December 31, 2000***
--------------------------------------------------------------------------------
------------------------------------
Thomas H. Bailey, Chairman and Trustee*                                  $  0
                  $      0
William D. Stewart, Trustee                                              $
                  $120,667
Dennis B. Mullen, Trustee                                                $
                  $120,667
Martin H. Waldinger, Trustee                                             $
                  $120,667
James T. Rothe, Trustee                                                  $
                  $120,667


  * An interested person of the Funds and of Janus Capital. Compensated by Janus Capital and not the Funds.

 ** The aggregate compensation from Global Value Fund is for the period May 1, 2001 (inception) to July 31, 2001. The estimated aggregate compensation from Global Value Fund for the Fund's first full fiscal year (August 1, 2001 through July 31, 2002) is as follows: Thomas H. Bailey: $0; William D.
    Stewart: $41; Dennis B. Mullen: $41; Martin H. Waldinger: $41; and James T.
    Rothe: $41.


*** As of December 31, 2000, Janus Funds consisted of three registered investment companies comprised of a total of 49 funds.

Shares of the trust

NET ASSET VALUE DETERMINATION


          As stated in the Prospectus, the net asset value ("NAV") of each Fund is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Fund is not determined on days the NYSE is closed. The per share NAV of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

PURCHASES

          Shares of the Funds can be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Fund or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your plan documents contain detailed information about investing in the different Funds.

DISTRIBUTION PLAN


          Under a distribution plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the initial class of the Funds may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the class of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement and pension plan service providers, bank trust departments, brokers, financial advisers and other financial intermediaries as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the class of a Fund for activities which are primarily intended to result in sales of the shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On April 3, 2000, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of the class of a Fund or by vote of a majority of 12b-1 Trustees.



          For the fiscal year ended July 31, 2001, the total amounts paid by the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan are summarized below:



                                                                    12b-1
Fund Name                                                     Distribution Fees
-------------------------------------------------------------------------------
[TO BE FILED BY AMENDMENT]
Growth Fund
Aggressive Growth Fund
Capital Appreciation Fund
Core Equity Fund(1)
Balanced Fund
Growth and Income Fund
Strategic Value Fund
International Fund
Worldwide Fund
Global Value Fund(2)
Flexible Income Fund



(1) Formerly Equity Income Fund.


(2) May 1, 2001 (inception) to July 31, 2001

REDEMPTIONS



          Redemptions, like purchases, may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.



          The right to require the Funds to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions and tax status


          It is a policy of the Funds to make distributions of substantially all of their investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended July 31, as defined by the Code, are normally declared and payable to shareholders in December. Growth Fund, Aggressive Growth Fund, Capital Appreciation Fund, Core Equity Fund, Strategic Value Fund, International Fund, Worldwide Fund and Global Value Fund declare and make annual distributions of income (if any); Balanced Fund and Growth and Income Fund declare and make quarterly distributions of income; and Flexible Income Fund declares dividends daily and makes monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code.


          All income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of that Fund at the NAV determined on the first business day following the record date.


          The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.



          Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Fund which will reduce its investment company taxable income.


          Income dividends or capital gains distributions made by the shares of a Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          Principal shareholders


          The officers and Trustees of the Funds cannot directly own shares of the Funds. Shares can be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. As a result, such officers and Trustees as a group own less than 1% of the outstanding shares of each Fund. As of September 4, 2001, the percentage ownership of each entity owning more than 5% of the outstanding shares is listed below:




                PERCENTAGE
          FUND                                            SHAREHOLDER AND
ADDRESS OF RECORD      OWNERSHIP



          [TO BE FILED BY AMENDMENT]



          To the knowledge of the Funds, no other shareholder owned more than 5% of the outstanding shares of each of the Funds as of September 4, 2001.

Miscellaneous information


          Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on March 24, 2000. As of the date of this SAI, the Trust is offering twelve series of shares, known as "Funds," each of which consists of one class of shares. Additional series and/or classes may be created from time to time.



          Ten of the Funds (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolios of Janus Aspen Series into the Funds on July 31, 2000. Strategic Value Fund and Global Value Fund do not have predecessor funds because they commenced operations on August 1, 2000 and May 1, 2001, respectively.



          PREDECESSOR FUND (EACH A PORTFOLIO OF JANUS ASPEN SERIES)
     FUND

--------------------------------------------------------------------------------
--------------------
          Growth Portfolio - Retirement Shares                        Janus
Adviser Growth Fund
          Aggressive Growth Portfolio - Retirement Shares             Janus
Adviser Aggressive Growth Fund
          Capital Appreciation Portfolio - Retirement Shares          Janus
Adviser Capital Appreciation Fund
          Equity Income Portfolio - Retirement Shares                 Janus
Adviser Core Equity Fund(1)
          Balanced Portfolio - Retirement Shares                      Janus
Adviser Balanced Fund
          Growth and Income Portfolio - Retirement Shares             Janus
Adviser Growth and Income Fund
          International Growth Portfolio - Retirement Shares          Janus
Adviser International Fund
          Worldwide Growth Portfolio - Retirement Shares              Janus
Adviser Worldwide Fund
          Flexible Income Portfolio - Retirement Shares               Janus
Adviser Flexible Income Fund
          Money Market Portfolio - Retirement Shares                  Janus
Adviser Money Market Fund



          (1) Formerly, Janus Adviser Equity Income Fund.


SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the shares of such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each share owned.

VOTING RIGHTS

          The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

          The present Trustees were elected by the initial trustee of the Trust on April 3, 2000, and were approved by the initial shareholder on July 31, 2000. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance information

          Quotations of average annual total return for the shares of a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the shares of such Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the shares of a Fund on an annual basis, and assume that all dividends and distributions are reinvested when paid.

          These Funds commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of corresponding portfolios of Janus Aspen Series ("predecessor funds") into the Funds. The following returns reflect the performance of the Retirement Shares of the predecessor funds prior to that date. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of the predecessor funds restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.


          The average annual total return of the Funds (computed to include the returns of the predecessor funds prior to the reorganization, except for Strategic Value Fund and Global Value Fund, which do not have predecessor funds because they commenced operations on August 1, 2000 and May 1, 2001, respectively), computed as of July 31, 2001, is shown in the table below.




                                    Life of
                                                                        Number
                                     Fund
                                                          Inception    of Months
     One       Five     Ten       (including
Fund Name                                                  Date(1)    in
Lifetime     Year     Years    Years   predecessor fund)
--------------------------------------------------------------------------------
-------------------------------------------------
Growth Fund                                                9/13/93       94.5
Aggressive Growth Fund                                     9/13/93       94.5
Capital Appreciation Fund                                   5/1/97         51
Core Equity Fund(2)                                         5/1/97         51
Balanced Fund                                              9/13/93       94.5
Growth and Income Fund                                      5/1/98         39
            [TO BE FILED BY AMENDMENT]
Strategic Value Fund                                        8/1/00         12
International Fund                                          5/2/94         87
Worldwide Fund                                             9/13/93       94.5
Global Value Fund                                           5/1/01          3
Flexible Income Fund                                       9/13/93       94.5



(1) Of predecessor fund, if applicable.


(2) Formerly, Equity Income Fund.

          Yield quotations for a Fund are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                              YIELD = 2[(a - b + 1)(6) - 1]
                                        ------
                                          cd

          where a = dividend and interest income

                b = expenses accrued for the period (net of reimbursements)

                c = average daily number of shares outstanding during the
                    period that were entitled to receive dividends
                d = maximum net asset value per share on the last day of the period


          The yield for the 30-day period ending July 31, 2001, for Flexible Income Fund is shown below:



                       Flexible Income Fund
       --%



                      [TO BE FILED BY AMENDMENT]



          From time to time in advertisements or sales material, the Funds may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Funds may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Credit Index, the Lehman Brothers 1-3 Year Government/Credit Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Funds may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Worldwide Fund and International Fund may also compare their performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index or the Morgan Stanley Capital International Europe, Australasia, and the Far East (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Funds and such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

Financial statements


          The following audited financial statements for the period ended July 31, 2001 are hereby incorporated into this Statement of Additional Information by reference to the Annual Report dated July 31, 2001.


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


          Schedules of Investments as of July 31, 2001



          Statements of Operations for the period ended July 31, 2001



          Statements of Assets and Liabilities as of July 31, 2001



          Statements of Changes in Net Assets for the periods ended July 31, 2001 and 2000


          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants


The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

Appendix A

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION

--------------------------------------------------------------------------------
---------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal
                                             and interest.
                AA.......................... High quality; very strong capacity to pay principal and
                                             interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
of changing circumstances
                                             and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally
                                             exhibit adequate protection
parameters, but adverse economic
                                             conditions or changing
circumstances more likely to lead to
                                             a weakened capacity to pay
principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's
                                             capacity to meet required interest
and principal payments.
                                             BB -- lowest degree of speculation;
C -- the highest degree
                                             of speculation. Quality and
protective characteristics
                                             outweighed by large uncertainties
or major risk exposure to
                                             adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION

--------------------------------------------------------------------------------
---------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the
                                             high-grade bond group.
                A........................... Upper-medium grade obligations;
many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor
                                             poorly secured. Interest and
principal appear adequate for
                                             the present but certain protective
elements may be lacking
                                             or may be unreliable over any great
length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of
                                             interest and principal payments not
well safeguarded during
                                             good and bad times.
                B........................... Lack characteristics of desirable investment; potentially
                                             low assurance of timely interest
and principal payments or
                                             maintenance of other contract terms
over time.
                Caa......................... Poor standing, may be in default;
elements of danger with
                                             respect to principal or interest
payments.
                Ca.......................... Speculative in a high degree; could be in default or have
                                             other marked shortcomings.
                C........................... Lowest-rated; extremely poor
prospects of ever attaining
                                             investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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                                                                              47

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 48

                       This page intentionally left blank

      [JANUS LOGO]
            1-800-525-0020
            100 Fillmore Street
            Denver, Colorado 80206-4928
            janus.com


INSSAIADVCOMB0901

                                  [JANUS LOGO]
Janus Adviser Series


     Janus Adviser Money Market Fund




     100 Fillmore Street
     Denver, CO 80206-4928
     (800) 525-0020

     Statement of Additional Information

     September 30, 2001



This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus for Janus Adviser Money Market Fund. The Fund is a separate series of Janus Adviser Series, a Delaware trust.


The shares of the Fund may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated September 30, 2001, which is incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.

    [JANUS LOGO]

                                                               Table of contents

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                Investment Restrictions and
                Investment Strategies.......................................
2
                Performance Data............................................
10
                Determination of Net Asset Value............................
12
                Investment Adviser..........................................
13
                Custodian, Transfer Agent
                and Certain Affiliations....................................
15
                Portfolio Transactions and Brokerage........................
16
                Trustees and Officers.......................................
18
                Purchase of Shares..........................................
21
                Distribution Plan...........................................
22
                Redemption of Shares........................................
23
                Dividends and Tax Status....................................
24
                Principal Shareholders......................................
25
                Miscellaneous Information...................................
26
                   Shares of the Trust......................................
26
                   Shareholder Meetings.....................................
26
                   Voting Rights............................................
26
                   Independent Accountants..................................
27
                   Registration Statement...................................
27
                Financial Statements........................................
28
                Appendix A..................................................
29
                   Description of Securities Ratings........................
29
                Appendix B..................................................
31
                   Description of Municipal Securities......................
31

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Investment restrictions and investment strategies

INVESTMENT RESTRICTIONS

          The Fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares if a matter affects just the Fund or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

          As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

          The Fund has adopted the following fundamental policies:

          (1) With respect to 75% of its assets, the Fund may not purchase a security other than a U.S. Government Security, if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer. (As noted in the Prospectus, the Fund is currently subject to the greater diversification standards of Rule 2a-7, which are not fundamental.)

          (2) The Fund may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investment in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

          (3) The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (4) The Fund may not lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (5) The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

          (6) The Fund may borrow money for temporary or emergency purposes (not for leveraging) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, it will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. Reverse repurchase agreements or the segregation of assets in connection with such agreements shall not be considered borrowing for the purposes of this limit.

          (7) The Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

          Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

          The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

          (1) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (2) The Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

          (3) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

          (4) The Fund may not invest in companies for the purpose of exercising control of management.


          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Corporation ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.


          For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

          The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7);
          (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

          Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

          Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if immediately after the acquisition thereof it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

          The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

          The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

          The Fund also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

          Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

          The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

          Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

          As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

          The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

          Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

          Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

          The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

          Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.



Reverse Repurchase Agreements

          Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

          Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When Issued and Delayed Delivery Securities

          The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

          From time to time, the Fund may invest in securities of other investment companies. The Fund is subject to the provisions of Section 12(d)(1) of the 1940 Act. The Fund may invest in securities of money market funds managed by Janus Capital in excess of the limitations of
          Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.

Debt Obligations

          Money Market Fund may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

          The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

          Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

          Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and exploration or nationalization of foreign issuers.

U.S. Government Securities

          Money Market Fund may invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Leases

          The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

          In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality;
          (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

          Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

Performance data

          The Fund may provide current annualized and effective annualized yield quotations of the Fund based on the Fund's daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns.


          In performance advertising, the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or CDC/Wiesenberger, Donoghue's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


          Any current yield quotation of the Fund's shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The current yield of the Fund's shares shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Fund may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

          Income calculated for the purpose of determining the yield of the Fund's shares differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund's shares may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

          Although published yield information is useful to investors in reviewing the performance of the Fund's shares, investors should be aware that the yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. The Fund's yield is not fixed or guaranteed, and an investment in the Fund is not insured. Accordingly, the Fund's yield information may not necessarily be used to compare Fund shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Fund are not insured or guaranteed, the yield information may not necessarily be used to compare the Fund with investment alternatives which are insured or guaranteed.


          The Fund's current yield and effective yield for the seven day period
          ended July 31, 2001, were      % and      %, respectively [TO BE FILED
          BY AMENDMENT].

Determination of net asset value

          Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
          iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

Investment adviser

          As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Fund or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees from the Fund's service providers for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.


          The Fund pays custodian agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, record keeping and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.



          The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate of 0.25% of the Fund's average daily net assets.



          Until at least July 31, 2003, provided Janus Capital remains investment adviser to the Fund, Janus Capital has agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee, administration fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.36% of average daily net assets.



          For the fiscal period ended July 31, 2001, the advisory fee was
          $       . For the fiscal period ended July 31, 2001, Janus Capital
          waived $       . [TO BE FILED BY AMENDMENT]


          The Advisory Agreement is dated April 3, 2000 and will continue in effect until July 1, 2001, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

          Janus Capital also acts as sub-advisor for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.


          Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


          Stilwell Financial Inc. ("Stilwell") owns approximately 91.6% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President, Chief Executive Officer and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects a majority of Janus Capital's Board, subject to the approval of Stilwell, which Stilwell cannot unreasonably withhold.


          Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


          The portfolio manager is not permitted to purchase and sell securities for his own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel and officers of Janus Capital, inside Directors/Trustees of Janus Capital and the Fund and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Fund.


          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations

          Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.


          Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services for the Fund. Janus Service receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the initial class of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares of the Fund. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services (at an annual rate of up to 0.25% of the average daily net assets of the shares attributable to their customers). Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.



          For the fiscal period ended July 31, 2001, the Fund paid a total of
          $     to Janus Service (substantially all of which was paid out as compensation to broker-dealers and other service providers) for administrative services. [TO BE FILED BY AMENDMENT]



          The Fund pays DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST $1.10 per closed shareholder account. The Fund pays DST for the use of its portfolio and fund accounting system, a monthly fee of $265 to $1,323, based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).



          The Trustees have authorized the Fund to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay the Fund under its waiver agreement, if any, and the Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."


          Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage


          Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution including such factors as liquidity, anonymity and price) of all portfolio transactions.


          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


          For the fiscal year ended July 31, 2001, the Fund did not incur any brokerage commissions.


          The Fund generally buys and sells securities in principal and agency transactions in which no commissions are paid. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions.

          Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase such shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


          As of July 31, 2001, the Fund owned securities of its regular broker-dealers (or parents) as shown below:



                                                                    Value of
                                           Name of                 Securities
Fund Name                               Broker-Dealer                Owned
-----------------------------------------------------------------------------
Money Market Fund                                  [TO BE FILED BY AMENDMENT]

Trustees and officers

          The following are the names of the Trustees and officers of Janus Adviser Series, a Delaware business trust of which the Fund is a series, together with a brief description of their principal occupations during the last five years.


Thomas H. Bailey, Age 64 - Trustee, Chairman and President*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series. Chairman, Chief Executive Officer, President and Director of Janus Capital. President and Director of The Janus Foundation.



Dennis B. Mullen, Age 58 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Private Investor. Formerly (1997-1998), Chief Financial Officer - Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993-1997), President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).


James T. Rothe, Age 57 - Trustee
925 Constellation Place
Colorado Springs, CO 80906

--------------------------------------------------------------------------------

          Trustee of Janus Investment Fund and Janus Aspen Series. Professor of Business, University of Colorado, Colorado Springs, CO. Formerly (1988-1999), Principal of Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).



William D. Stewart, Age 57 - Trustee
5330 Sterling Drive
Boulder, CO 80301

--------------------------------------------------------------------------------

          Trustee of Janus Investment Fund and Janus Aspen Series. Corporate Vice President and General Manager of MKS Instruments - HPO Products, Boulder, CO (manufacturer of vacuum fittings and valves).



Martin H. Waldinger, Age 63 - Trustee
7340 Caminto Bassano West
La Jolla, CA 92037

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Private Consultant. Formerly (1993 to 1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

J. Eric Thorderson, Age 40 - Executive Vice President and portfolio manager of
                             Janus Adviser Money Market Fund
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Executive Vice President and portfolio manager of Janus Aspen Series and Janus Investment Fund. Vice President of Janus Capital. Formerly, a research analyst at Janus Capital (1996-1999). Formerly, a portfolio manager for USAA Investment Management Company (1991-1996).

Thomas A. Early, Age 46 - Vice President and General Counsel*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------

          Vice President and General Counsel of Janus Investment Fund and Janus Aspen Series. Vice President, General Counsel and Secretary of Janus Capital and The Janus Foundation. Vice President, General Counsel, Secretary and Director of Janus Service, Janus Distributors, Janus International Holding Company, Janus Capital International, Ltd. and Janus Institutional Services, Inc. Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited. Interim Financial Officer of Janus International Limited. Director of Janus World Funds Plc, Janus Universal Funds and Janus Capital Trust Manager Limited. Formerly (1997 to 1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994 to 1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.



Bonnie M. Howe, Age 36 - Vice President*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President of Janus Investment Fund and Janus Aspen Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors and Janus Service.



Kelley Abbott Howes, Age 36 - Vice President and Secretary*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President and Secretary of Janus Investment Fund and Janus Aspen Series. Vice President and Assistant General Counsel of Janus Capital, Janus Distributors and Janus Service.



Glenn P. O'Flaherty, Age 43 - Treasurer and Chief Accounting Officer* 100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

Heidi J. Walter, Age 34 - Vice President*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Vice President of Janus Investment Fund and Janus Aspen Series. Vice President and Assistant General Counsel of Janus Capital and Janus Service. Formerly (1995-1999), Vice President and Senior Legal Counsel at Stein Roe and Farnham Incorporated.

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

          The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

          The Money Market Funds Committee, consisting of Messrs. Mullen and Rothe, monitors the compliance with policies and procedures adopted particularly for money market funds.


          The following table shows the aggregate compensation earned by and paid to the Trustees by the Fund and the aggregate compensation paid to each Trustee by other funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive pension or retirement benefits from the Fund or the Janus Funds.



[TO BE FILED BY AMENDMENT]



                                                              Aggregate
Compensation      Total Compensation
                                                                from the Fund
for      from the Janus Funds for
                                                                fiscal year
ended         calendar year ended
Name of Person, Position                                          July 31, 2001
         December 31, 2000**
--------------------------------------------------------------------------------
--------------------------------
Thomas H. Bailey, Chairman and Trustee*                                $ 0
              $      0
William D. Stewart, Trustee                                            $
              $120,667
Dennis B. Mullen, Trustee                                              $
              $120,667
Martin H. Waldinger, Trustee                                           $
              $120,667
James T. Rothe, Trustee                                                $
              $120,667


 * An interested person of the Fund and of Janus Capital. Compensated by Janus Capital and not the Fund.



** As of December 31, 2000, Janus Funds consisted of three registered investment companies comprised of a total of 49 funds.

Purchase of Shares

          Shares of the Fund can be purchased only through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Fund are purchased at the NAV per share as determined at the close of regular trading session of the New York Stock Exchange next occurring after a purchase order is received and accepted by the Fund or its authorized agent. In order to receive a day's dividend, your order must be received by the close of the regular trading session of the NYSE. Your plan documents contain detailed information about investing in the Fund.

Distribution plan


          Under a distribution plan ("Plan") adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the initial class of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement and pension plan service providers, bank trust departments, brokers, financial advisers and other financial intermediaries as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the initial class of the Fund for activities which are primarily intended to result in sales of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On April 3, 2000, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of the class of the Fund or by vote of a majority of 12b-1 Trustees.



          For the fiscal year ended July 31, 2001, the Fund paid a total of
          $     to Janus Distributors (substantially all of which Janus
          Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan. [TO BE FILED BY AMENDMENT]

Redemption of Shares


          Redemptions, like purchases, may only be effected through institutional channels such as retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of the shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to sell shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.



          The right to require the Fund to sell its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Dividends and tax status

          Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

          All income dividends on the Fund's shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date.

          Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

          Income dividends or capital gains distributions made by the shares of the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

Principal shareholders


          The officers and Trustees of the Fund cannot directly own shares of the Fund. Shares can be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. As a result, such officers and Trustees as a group own less than 1% of the outstanding shares of the Fund. As of September 4, 2001, the percentage ownership of each entity owning more than 5% of the outstanding shares is listed below:





          [TO BE FILED BY AMENDMENT]



          To the knowledge of the Fund, no other shareholder owned more than 5% of the outstanding shares of the Fund as of September 4, 2001.

Miscellaneous information


          The Fund is an open-end management investment company registered under the 1940 Act as a series of the Trust, which was organized as a Delaware business trust on March 24, 2000. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series and classes of shares. As of the date of this SAI, the Trust consists of twelve series of shares, known as "Funds," each of which consists of one class of shares. Additional series and/or classes may be created from time to time.


          The Fund was formed from the reorganization of the Retirement Shares of the Money Market Portfolio of Janus Aspen Series into the Fund on July 31, 2000.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The shares of the Fund participate equally in dividends and other distributions by the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of the other Funds or class of the Trust. A shareholder is entitled to one vote for each share owned.

VOTING RIGHTS

          The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers.

          The present Trustees were elected by the initial trustee of the Trust on April 3, 2000, and were approved by the initial shareholder on July 31, 2000. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned in "Shareholder Meetings", each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each Fund or class of the Trust will vote separately only with respect to those matters that affect only that Fund or class or if an interest of the Fund or class in the matter differs from the interests of other Funds or classes of the Trust.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Financial statements


          The following audited financial statements for the period ended July 31, 2001, are hereby incorporated into this Statement of Additional Information by reference to the Annual Report dated July 31, 2001.


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


          Schedules of Investments as of July 31, 2001



          Statements of Operations for the period ended July 31, 2001



          Statements of Assets and Liabilities as of July 31, 2001



          Statements of Changes in Net Assets for the periods ended July 31, 2001 and 2000


          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

Appendix A

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

          MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

          The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

          The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

          SHORT TERM MUNICIPAL LOANS

          S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

          Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

          OTHER SHORT-TERM DEBT SECURITIES

          Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of
          A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

Fitch

                BOND RATING                  EXPLANATION

--------------------------------------------------------------------------------
---------
                F-1+........................ Exceptionally strong credit
quality. Issues assigned this
                                             rating are regarded as having the
strongest degree of
                                             assurance for timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating
                                             reflect an assurance for timely
payment only slightly less
                                             in degree than issues rated F-1+.
                F-2......................... Good credit quality. Issues
assigned this rating have a
                                             satisfactory degree of assurance
for timely payments, but
                                             the margin of safety is not as
great as the F-1+ and F-1
                                             ratings.




Appendix B

DESCRIPTION OF MUNICIPAL SECURITIES

          MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

          1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

          2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

          3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

          4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

          5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

          6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

          MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

          1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

          2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

          In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

          3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

          While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

          Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

          OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

          Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                      This page intentionally left blank.

        [JANUS LOGO]
            1-800-525-0020
            100 Fillmore Street
            Denver, Colorado 80206-4928
            janus.com


   INSSAIADVMM0901

                              JANUS ADVISER SERIES

                           PART C - OTHER INFORMATION

ITEM 23  EXHIBITS

         Exhibit 1      (a)     Trust Instrument dated March 22, 2000, is
                                incorporated herein by reference to Registrant's
                                Registration Statement (Reg. No. 333-33978) on
                                Form N-1A filed with the Securities and Exchange
                                Commission on April 4, 2000.

                        (b) Form of Amendment to Trust Instrument is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (c) Form of Second Amendment to Trust Instrument dated September 30, 2001 is filed herein as
                                Exhibit 1(c).

         Exhibit 2 Bylaws are incorporated herein by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

         Exhibit 3              Not Applicable

         Exhibit 4      (a)     Form of Investment Advisory Agreement for Growth
                                Fund is incorporated by reference to
                                Registrant's Registration Statement (Reg. No.
                                333-33978) on Form N-1A filed with the
                                Securities and Exchange Commission on April 4,
                                2000.

                        (b) Form of Investment Advisory Agreement for Aggressive Growth Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (c) Form of Investment Advisory Agreement for Capital Appreciation Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (d) Form of Investment Advisory Agreement for Balanced Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (e) Form of Investment Advisory Agreement for Equity Income Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (f) Form of Investment Advisory Agreement for Growth and Income Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (g) Form of Investment Advisory Agreement for Strategic Value Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (h) Form of Investment Advisory Agreement for International Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (i) Form of Investment Advisory Agreement for Worldwide Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (j) Form of Investment Advisory Agreement for Flexible Income Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (k) Form of Investment Advisory Agreement for Money Market Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (l) Form of Investment Advisory Agreement for Global Value Fund is incorporated by reference to
                                Exhibit 4(l) to Post- Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (m) Form of First Amendment to Investment Advisory Agreement for Core Equity Fund dated September 30, 2001 is filed herein as Exhibit 4(m).

         Exhibit 5 Form of Distribution Agreement between Janus Adviser Series and Janus Distributors, Inc. is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

         Exhibit 6              Not Applicable

         Exhibit 7      (a)     Form of Custodian Agreement between Janus
                                Adviser Series and State Street Bank and Trust
                                Company is incorporated by reference to Exhibit
                                7(a) to Pre-Effective Amendment No. 1, filed on
                                June 12, 2000 (File No. 333-33978).

                        (b) Form of Global Custody Services Agreement between Janus Adviser Series, on behalf of Janus Adviser Money Market Fund and Citibank, N.A is incorporated by reference to Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

                        (c) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to
                                Exhibit 7(c) to Post- Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (d)     Form of Foreign Custody Manager Addendum to
                                Global

                                Custodial Services Agreement with Citibank, N.A. dated December 5, 2000 is incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (e) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333- 33978).

                        (f) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333- 33978).

                        (g) Form of Letter Agreement with State Street Bank and Trust is incorporated by reference to
                                Exhibit 7(g) to Post- Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (h) Form of Letter Agreement with State Street Bank and Trust Company dated September 30, 2001 is filed herein as Exhibit 7(h).

         Exhibit 8      (a)     Form of Transfer Agency Agreement with Janus
                                Service Corporation is incorporated by reference to Registrant's Registration Statement (Reg. No.
                                333-33978) on Form N-1A filed with the
                                Securities and Exchange Commission on April 4,
                                2000.

                        (b) Form of Administrative Services Agreement with Janus Service Corporation is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

         Exhibit 9      (a)     Opinion and Consent of Fund Counsel with respect
                                to shares of the Trust is incorporated herein by reference to Exhibit 9 to Pre-Effective
                                Amendment No. 1, filed on June 12, 2000 (File
                                No. 333-33978).

                        (b) Opinion and Consent of Fund Counsel with respect to shares of Global Value Fund is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

         Exhibit 10 Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

         Exhibit 11             Not Applicable

         Exhibit 12             Not Applicable

         Exhibit 13 Form of Distribution and Shareholder Servicing Plan is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

         Exhibit 14     (a)     Code of Ethics is incorporated by reference to
                                Registrant's Registration Statement (Reg. No.
                                333-33978) on Form N-1A filed with the
                                Securities and Exchange Commission on April 4,
                                2000.

                        (b)     Amended Janus Ethics Rules are filed herein as
                                Exhibit 14(b).

         Exhibit 15 Powers of Attorney dated September 25, 2000 are incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333- 33978).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

     Article IX of Janus Adviser Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the Statements of Additional Information included in this Registration Statement.

     The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

NAME AND PRINCIPAL    ADVISER/AFFILIATED ENTITY    POSITION WITH ADVISER OR
BUSINESS ADDRESS      NAME                         ENTITY
Mark B. Whiston*      Janus Capital Corporation    President of Retail and
                                                   Institutional Services
                      Janus Capital International  Co-Chief Executive Officer,
                      Limited                      President and Director
                      Janus International (Asia)   President and Director
                      Limited
                      Janus International Limited  President and Director
                      Janus Institutional          President and Director
                      Services, Inc.
                      Janus International Holding  President and Director
                      Company
                      Janus Capital Trust          Director
                      Management Limited
                      Janus Distributors, Inc.     Director
                      Janus Universal Funds        Director
                      Janus World Funds Plc.       Director

Stuart L. Novek*      Janus Capital Corporation    Vice President and Chief
                                                   Marketing Officer
                      Janus Service Corporation    Director

Stephen L. Stieneker* Janus Capital Corporation    Vice President and Chief
                                                   Administrative Officer -
                                                   Investments

David R. Kowalski*    Janus Capital Corporation    Vice President of
                                                   Compliance and Chief
                                                   Compliance Officer
                      Janus Distributors, Inc.     President and Chief
                                                   Compliance Officer
                      Janus Service Corporation    Assistant Vice President

R. Timothy Hudner*    Janus Capital Corporation    Vice President and Chief
                                                   Technology Officer
                      Janus Service Corporation    President and Director

*Principal address is 100 Fillmore Street, Denver, Colorado 80206-4928.

NAME                  POSITION WITH ADVISER        OTHER BUSINESS AFFILIATIONS
Michael E. Herman     Director                     Director
                                                   Cerner Corporation
                                                   2800 Rockcreek Parkway
                                                   Kansas City, MO 64117-2551

                                                   Director
                                                   Eloquent, Inc.
                                                   2000 Alameda de las Pulgas
                                                   San Mateo, CA 94403

Michael N. Stolper    Director                     President
                                                   Stolper & Company, Inc.
                                                   600 West Broadway, Suite 1010
                                                   San Diego, CA 92101
                                                   (an investment performance
                                                   consultant)

                                                   Director
                                                   BDI Investment Corporation
                                                   990 Highland Drive
                                                   Solana Beach, CA 92075

                                                   Director
                                                   Pasadena Capital
                                                   101 Munson St.
                                                   Greenfield, MA 01310

                                                   Director
                                                   Meridian Funds
                                                   60 East Sir Francis Drake
                                                   Boulevard
                                                   Compliance Officer
                                                   Larkspur, CA 94939

Thomas A. McDonnell     Director                   President, Chief Executive
                                                   Officer and Director
                                                   DST Systems, Inc.
                                                   333 West 11th Street,
                                                   5th Floor
                                                   Kansas City, MO 64105
                                                   (provider of data processing
                                                   and recordkeeping services
                                                   for various mutual funds)

Landon H. Rowland       Director                   Director
                                                   Kansas City Southern
                                                   Industries, Inc.
                                                   114 W. 11th Street
                                                   Kansas City, MO 64105
                                                   (a publicly traded holding
                                                   company whose primary
                                                   businesses are engaged in
                                                   transportation services)

                                                   Director, Chairman, President
                                                   and Chief Executive Officer
                                                   Stilwell Financial Inc.
                                                   920 Main Street
                                                   Kansas City, MO 64105
                                                   (a publicly-traded holding
                                                   company whose primary
                                                   subsidiaries are engaged in
                                                   financial services)

                                                   Director
                                                   Berger LLC
                                                   330 West 9th Street,
                                                   1st Floor
                                                   Kansas City, MO 64105
                                                   (a subsidiary of Stilwell
                                                   Financial, Inc.

                                                   Director
                                                   Nelson Money Manager
                                                   63 High Street
                                                   Tarvin, Chester
                                                   CH3 8EE, United Kingdom
                                                   (a subsidiary of Stilwell
                                                   Financial with offices in
                                                   England and Scotland)


ITEM 27. PRINCIPAL UNDERWRITERS

          (a) Janus Distributors, Inc. ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series and Janus Investment Fund.

          (b) The principal business address, positions with Janus Distributors and positions with Registrant of Thomas A. Early, Bonnie M. Howe and Kelley Abbott Howes, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

                                                   POSITION WITH JANUS
                        NAME                       DISTRIBUTORS, INC.
                        David R. Kowalski*         President and Chief
                                                   Compliance Officer
                        Mark B. Whiston*           Director
                        Blaine L. Newby*           Vice President


                        *Mr. Kowalski, Mr. Whiston and Mr. Newby do not hold any
               positions with the Registrant. Their principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

          (c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043.

ITEM 29. MANAGEMENT SERVICES

     The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 30th day of July, 2001.


                                        JANUS ADVISER SERIES


                                        By:  /s/ Thomas H. Bailey
                                             -----------------------------------
                                             Thomas H. Bailey, President

     Janus Adviser Series is organized under a Trust Instrument dated March 22, 2000. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                           DATE

/s/ Thomas H. Bailey            President                       July 30, 2001
------------------------
Thomas H. Bailey                (Principal Executive
                                Officer) and Trustee

/s/ Glenn P. O'Flaherty         Treasurer and Chief             July 30, 2001
------------------------        Accounting Officer
Glenn P. O'Flaherty             (Principal Accounting
                                Officer and Principal
                                Financial Officer)

Dennis B. Mullen*               Trustee                         July 30, 2001
------------------------
Dennis B. Mullen

James T. Rothe*                 Trustee                         July 30, 2001
------------------------
James T. Rothe

William D. Stewart*             Trustee                         July 30, 2001
------------------------
William D. Stewart

Martin H. Waldinger*            Trustee                         July 30, 2001
------------------------
Martin H. Waldinger


/s/ Thomas A. Early
------------------------
*By    Thomas A. Early
       Attorney-in-Fact

                                INDEX OF EXHIBITS




               EXHIBIT NUMBER           EXHIBIT TITLE

               Exhibit 1(c)             Form of Second Amendment to Trust
                                        Instrument

               Exhibit 4(m) Form of First Amendment to Investment Advisory Agreement for Janus Adviser Core Equity Fund

               Exhibit 7(h) Form of Letter Agreement with State Street Bank and Trust Company

               Exhibit 10               Consent of PricewaterhouseCoopers LLP

               Exhibit 14(b)            Revised Janus Ethics Rules